As filed with the Securities and Exchange Commission on March 10, 2022

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2021

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
December 31, 2021

Syntax ETF Trust
Annual Report
December 31, 2021
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Syntax ETF Trust (Unaudited)
Dear Shareholder,
Enclosed is the report for the Syntax ETF Trust (“Syntax”) for the year or period ending December 31, 2021, together with Management's Discussion and Analysis for the Syntax Stratified LargeCap ETF (“SSPY”), the Syntax Stratified MidCap ETF (“SMDY”), the Syntax Stratified SmallCap ETF (“SSLY”), the Syntax Stratified U.S. Total Market ETF (“SYUS”), and the Syntax Stratified U.S. Total Market Hedged ETF (“SHUS”). Also included is information about the respective indices for SSPY, SMDY, and SSLY - the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, and the Syntax Stratified SmallCap Index.
Syntax offers investors investment products that track Stratified Weight versions of major market indices. Stratification is a patented process that determines the common risks companies face and equally divides stocks within carefully-defined segments. Its goal is to provide diversification across business risks1. Syntax’s long-term goal is to provide investors with a Stratified alternative to invest in both major indices and asset classes.
We are pleased to report that during 2021, Syntax launched two new ETFs: The Syntax Stratified U.S. Total Market ETF (NYSE Arca Ticker: SYUS) launched on March 18, 2021, and the Syntax Stratified U.S. Total Market Hedged ETF (NYSE Arca Ticker: SHUS) launched on June 15, 2021. SYUS provides stratified, U.S. total market equity exposure by generally investing in SSPY, SMDY, and SSLY. SHUS also provides stratified, U.S. total market equity exposure with an additional options component: the hedging strategy is designed to reduce market risk by buying S&P 500 Index put options to limit overall portfolio downside loss. In an effort to generate additional returns, SHUS also buys and sells options on equity indices.
The Syntax ETFs all performed well in 2021. In particular, the Stratified LargeCap ETF performed well in the fourth quarter and outperformed the market cap weighted S&P 500 Index for the full year (NAV +28.76, Market Price +28.82). This outperformance took place in spite of the S&P 500 finishing 2021 with its strongest quarter of the year (+11.03%), and completing its third best annual performance of the past 20 years (+28.71%). A higher weighting in value sectors such as Energy, Industrials and Financials lifted the Stratified LargeCap above its market cap weighted counterpart (SPY).
The Syntax Stratified MidCap and Syntax Stratified SmallCap ETFs also saw strong performance for the year, but these two funds underperformed their market cap-weighted counterparts. The S&P MidCap 400 Index and S&P SmallCap 600 Index also had strong fourth quarters, rising 8.00% and 5.64% respectively. Unlike the LargeCap indices, the S&P MidCap 400 and S&P SmallCap 600 Indices are dominated by Energy and Financial companies which performed well for the year. Our two new strategies, the Syntax Stratified U.S. Total Market ETF and the Syntax Stratified U.S. Total Market Hedged ETF, have less than one year of performance but perform as expected over their respective time horizons. Additional information on their performance will be provided in each Manager’s Note.
Based on our research, we see the current market environment as one potentially favorable to investors using the Syntax Stratified Weight approach. Our research shows that the hardest hit sectors during a sell-off have generally been the best performers during the subsequent recovery. This is encouraging as the core of our Stratified Weight strategy is to spread exposure across business risk groups, instead of concentrating in the largest companies or most represented sectors and industries. In doing so, we believe our strategy will provide a more stable return by allowing investors to participate in the full economic opportunity of the reversal across sectors. We remain confident that the Stratified Weight approach is well positioned since it seeks to capture a fuller range of market opportunities by diversifying across business risks and avoiding concentrations in any one sector or industry.
We appreciate your investment in and support of The Syntax ETF Trust and look forward to serving your investment needs in the future.
1 Business risks are risks related to the nature of a company's business: what it does, who its customers are, what supplies it utilizes, and other such attributes.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified LargeCap Index (the “Index”). The Index reweights the constituents of the S&P 500® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the index constituents.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 500 Index. Unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 500, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2021, on a market price basis, the Fund returned 28.82%. On a net asset value (“NAV”) basis, the Fund returned 28.76%. During the same time period, the Index returned 29.25%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 500 Index returned 28.71% and the S&P 500 Equal Weight Index returned 29.63%. The S&P 500 is an unmanaged index weighted by market capitalization based on the average performance of approximately 505 equity securities. The S&P Equal Weight 500 is an unmanaged index and is the equal-weight version of the S&P 500 Index. It includes the same companies as the S&P 500 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 500 Index and the S&P 500 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 500 Index and the S&P 500 Equal Weight Index in part because the Fund employs a Stratified Weight methodology.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Sysco Corp.	0.81%
Walmart, Inc.	0.78%
Costco Wholesale Corp.	0.78%
Kroger Co.	0.77%
Chevron Corp.	0.76%
Exxon Mobil Corp.	0.74%
Walgreens Boots Alliance, Inc.	0.71%
CVS Health Corp.	0.71%
Microsoft Corp.	0.67%
NRG Energy, Inc.	0.56%
As of December 31, 2021. Holdings subject to change
Sector Breakdown
Healthcare	12.81%
Food	12.65%
Information	12.57%
Financials	12.41%
Energy	12.39%
Information Tools	12.36%
Industrials	12.33%
Consumer Products Services	12.28%
Other Assets in Excess of Liabilities	0.20%
As of December 31, 2021. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2021
	Cumulative		Annualized				Calendar Year
	YTD	4Q21	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021
SSPY NAV (%)	28.76	9.40	28.76	23.03	15.81	12.93	-1.44	14.11	19.73	-6.57	28.93	12.18	28.76
SSPY Market Price (%)	28.82	9.28	28.82	--	--	--	--	--	--	--	28.90	12.22	28.82
Syntax Stratified LargeCap Index (TR)	29.25	9.50	29.25	23.39	--	--	--	--	20.12	-6.43	29.33	12.38	29.25
S&P 500 Index (TR)	28.71	11.03	28.71	26.07	18.47	14.93	1.38	11.96	21.83	-4.38	31.49	18.40	28.71
S&P 500 Equal Weight Index (TR)	29.63	9.01	29.63	23.64	15.73	12.85	-2.20	14.80	18.90	-7.64	29.24	12.83	29.63
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 11. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Largecap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund’s NAV price as of January 2, 2019 was used in calculating market price performance for January 2 and January 3, prior to the fund first trading on the New York Stock Exchange on January 4, 2019. The Fund is subject to certain risks, including but not limited to, equity securities risk, large-capitalization risk, index tracking risk, passive strategy/index risk and market trading risk. Investing involves risk, including possible loss of principal.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

The Syntax Stratified MidCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified MidCap Index (the “Index”). The Index reweights the constituents of the S&P 400® to address the related business risk concentrations that occur in capitalization-weighted weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the constituents of the Index.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 400 Index. Unlike the S&P 400 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 400, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2021, on a market price basis, the Fund returned 21.66%. On a net asset value (“NAV”) basis, the Fund returned 21.95%. During the same time period, the Index returned 22.53%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 400 Index returned 24.76% and the S&P 400 Equal Weight Index returned 27.12%. The S&P 400 is an unmanaged index weighted by market capitalization based on the average performance of approximately 400 equity securities. The S&P Equal Weight 400 is an unmanaged index and is the equal-weight version of the S&P 400 Index. It includes the same companies as the S&P 400 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 400 Index and the S&P 400 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Both indices also use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 400 Index and the S&P 400 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
MKS Instruments, Inc.	0.83%
Cable One, Inc.	0.83%
Progyny, Inc.	0.83%
Scientific Games Corp.	0.82%
Ciena Corp.	0.81%
Lumentum Holdings, Inc.	0.81%
Molina Healthcare, Inc.	0.81%
Ziff Davis, Inc.	0.81%
TripAdvisor, Inc.	0.79%
Iridium Communications, Inc.	0.78%
As of December 31, 2021. Holdings subject to change
Sector Breakdown
Industrials	15.10%
Healthcare	14.78%
Financials	14.56%
Information Tools	14.37%
Consumer Products Services	13.42%
Information	13.36%
Food	7.28%
Energy	6.98%
Other Assets in Excess of Liabilities	0.15%
As of December 31, 2021. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2021
	Cumulative		Annualized				Calendar Year
	YTD	4Q21	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021
SMDY NAV (%)	21.95	6.42	21.95	20.81	13.35	11.48	-4.12	19.25	14.82	-7.58	23.35	17.22	21.95
SMDY Market Price (%)	21.66	6.29	21.66	--	--	--	--	--	--	--	--	--	21.66
Syntax Stratified MidCap Index (TR)	22.53	6.52	22.53	21.35	--	--	--	--	15.13	-7.33	23.81	17.79	22.53
S&P 400 Index (TR)	24.76	8.00	24.76	21.41	13.09	11.81	-2.18	20.74	16.24	-11.08	26.20	13.66	24.76
S&P 400 Equal Weight Index (TR)	27.12	7.28	27.12	21.97	12.72	11.46	-5.24	23.95	13.87	-11.94	23.29	15.77	27.12
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.35%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 11. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Midcap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund is subject to certain other risks, including but not limited to, equity securities risk, small- and mid-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified SmallCap Index (the “Index”). The Index reweights the constituents of the S&P 600® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 600 Index. Unlike the S&P 600 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 600, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2021, on a market price basis, the Fund returned 25.47%. On a net asset value (“NAV”) basis, the Fund returned 25.72%. During the same time period, the Index returned 27.34%. During the year, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period. Additionally, some tracking difference took place due to the implementation of Syntax’s disorderly market behavior policy during the first quarter of the year.2
During this same time period, the S&P 600 Index returned 26.82% and the S&P 600 Equal Weight Index returned 32.50%. The S&P 600 is an unmanaged index weighted by market capitalization based on the average performance of approximately 601 equity securities. The S&P Equal Weight 600 is an unmanaged index and is the equal-weight version of the S&P 600 Index. It includes the same companies as the S&P 600 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 600 Index and the S&P 600 Equal Weight Index were selected as performance comparators. Both indices use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 600 Index and the S&P 600 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

2If the weight in any single security has grown above the maximum position threshold due to factors that are deemed technical and temporary, Syntax may rebalance the weight of the specific security down to its orderly market weighting. Maximum position threshold is the lower of 3 times its previous rebalance weight or 3% of the overall fund at market close on two consecutive trading days. Technical and temporary factors are price movements motivated by short term money flows such as covering short positions, that are not reasonably expected to be based on fundamentals of the company's business, and which are not reasonably expected to be sustained in the long-run. Orderly market weighting is defined as the previous rebalance weight.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Diodes, Inc.	0.79%
MaxLinear, Inc.	0.78%
Liquidity Services, Inc.	0.64%
Sanmina Corp.	0.62%
Plexus Corp.	0.60%
Consensus Cloud Solutions, Inc.	0.59%
Telephone and Data Systems, Inc.	0.59%
ATN International, Inc.	0.59%
Shutterstock, Inc.	0.58%
Cars.com, Inc.	0.53%
As of December 31, 2021. Holdings subject to change
Sector Breakdown
Financials	14.63%
Healthcare	14.52%
Information Tools	14.46%
Industrials	14.38%
Consumer Products Services	13.93%
Information	13.73%
Food	7.24%
Energy	6.89%
Other Assets in Excess of Liabilities	0.22%
As of December 31, 2021. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2021
	Cumulative		Annualized				Calendar Year
	YTD	4Q21	1Y	3Y	5Y	Since Fund Inception	2021
SSLY NAV (%)	25.72	4.47	25.72	--	--	45.52	25.72
SSLY Market Price	25.47	4.28	25.47	--	--	45.52	25.47
Syntax Stratified SmallCap Index (TR)	27.34	4.51	27.34	--	--	47.30	27.34
S&P 600 Index (TR)	26.82	5.64	26.82	--	--	42.68	26.82
S&P 600 Equal Weight Index (TR)	32.50	4.62	32.50	--	--	51.50	32.50
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.40%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain risks, including but not limited to, equity securities risk, small-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
For inception of the Fund on March 18, 2021, through December 31, 2021, on both a market price and net asset value (“NAV”) basis, the Fund returned 15.20%. During this same time period, the S&P 1500 Composite Index returned 21.70%. The S&P 1500 Composite Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, which together comprises approximately 90% of U.S. market capitalization.
Throughout 2021, the target allocation for SSPY, SMDY, and SSLY in the Fund’s portfolio was approximately 85%, 10%, and 5% respectively, therefore a key driver of the Fund’s performance since inception on March 18, 2021 was the performance of SSPY. While SSPY had a strong first quarter of 2021, outperforming the S&P 500 Index by 4.7%, the last three quarters of the year saw underperformance, as the S&P 500 Index performance was boosted by its large weight and strong performance of technology and software. Furthermore, the S&P composite 1500 Index had an approximate average of 90% in large cap segment vs. the target 85% in the Fund throughout the period. Additionally, SMDY and SSLY underperformed their cap-weighted counterparts in the last three quarters of 2021, contributing to the performance differential of the Fund and its S&P 1500 Composite benchmark.
We note that the goal of the Stratified Weight methodology is to diversify across business risk and avoid over-concentrations. As such, in a market where the benchmark’s performance was driven by momentum-driven sectors (i.e. technology), our performance is in line with expectations.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000

Syntax Stratified US Total Market ETF
S&P 1500® Index (TR)
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
3/18/2021
3/31/2021
4/30/2021
5/31/2021
6/30/2021
7/31/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021

Performance Return (%) As of December 31, 2021
	YTD	4Q21	1Y	3Y	5Y	Since Fund Inception*
SYUS NAV (%)	--	8.63	--	--	--	15.20
SYUS Market Price (%)	--	8.63	--	--	--	15.20
S&P Composite 1500® Index (TR)	--	10.71	--	--	--	21.70
*Inception date March 18, 2021.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.75% and 0.35%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index over a full market cycle by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure. Using the Stratified Defined Risk Strategy, the fund combines Syntax’s Stratified Weight Methodology with the Defined Risk Strategy of Swan Global Investments, LLC.
As part of the Defined Risk Strategy, the Fund seeks to reduce market risk by buying S&P 500 Index put options to limit overall portfolio downside loss. In an effort to generate additional returns, the Fund will also buy and sell options on equity indices including different expiration dates and engage in various option spread strategies. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.
For inception of the Fund on June 15, 2021, through December 31, 2021, on a market price basis, the Fund returned 3.57%. On a net asset value (“NAV”) basis, the Fund returned 3.54%. During this same time period, the S&P 1500 Composite Index returned 12.26%. The S&P 1500 Composite Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization.
The Fund has two components that impact its performance: the equity component, and put and call options on the S&P 500 Index. For 2021, the target allocation for SSPY, SMDY, and SSLY in the Fund’s portfolio was approximately 85%, 10%, and 5% respectively. While SSPY had a strong first quarter of 2021, outperforming the S&P 500 Index by 4.7%, the last three quarters of the year saw underperformance, as the S&P 500 Index performance was boosted by the large weight and strong performance of tech and software. Additionally, SMDY and SSLY underperformed their cap-weighted counterparts in the last three quarters of 2021, contributing to the performance differential of the Fund and its S&P 1500 Composite benchmark since the Fund’s inception on 6/15/21 through year-end 2021.
The reason for SHUS to invest in options is two-fold: first, for downside mitigation and reduction of volatility and overall risk, and second, for the collection of risk premium to seek to offset some of the hedging costs. These investments can cause underperformance to an unhedged portfolio, or limit potential upside participation, and in an up market since the inception of the Fund, we saw this impact on performance. However, the hedging component of the Fund is performing as expected.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2021
	YTD	4Q21	1Y	3Y	5Y	Since Fund Inception*
SHUS NAV %	--	4.76	--	--	--	3.54
SHUS Market Price (%)	--	4.97	--	--	--	3.57
S&P Composite 1500® Index (TR)	--	10.71	--	--	--	12.26
*Inception date June 15, 2021.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 1.00% and 0.65%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, the risks associated with investing in call and put options, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax ETF Trust
Manager’s Note (Unaudited)

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Investors may purchase or sell individual shares on an exchange on which they are listed. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Please see the prospectus for more details.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified LargeCap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 2, 2019, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified MidCap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 16, 2020, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ (“the Indices”) are the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC, the parent company of Syntax Advisors, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ are the property of Syntax, LLC, the Fund’s index provider. Syntax®, Stratified®, Stratified Indices®, Stratified Weight™, and FIS™ are trademarks or registered trademarks of Locus LP. Performance of an index is not illustrative of any particular investment. It is not possible to invest directly in an index.
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
This report is only intended for the recipient it is addressed and delivered to by Syntax Advisors, LLC and may not be redistributed without prior written consent. The report is provided for informational purposes and is not intended to be, nor should it be construed or used as an offer to sell, or a solicitation of any offer to buy shares or limited partnership interests in any funds managed by Syntax Advisors, LLC. These securities shall not be offered or sold in any jurisdiction in which such offer, solicitation or sale would be unlawful until the requirements of the laws of such jurisdiction have been satisfied. If any offer is made, it shall be pursuant to the offering documents prepared by or on behalf of a specific fund which contains detailed information concerning the investment terms and the risks, fees and expenses associated with an investment in that fund. In the case of any inconsistency between the descriptions or terms in this document and the offering documents, the offering documents shall control.
Index performance does not represent actual fund or portfolio performance and such performance does not reflect the actual investment experience of any investor. An investor cannot invest directly in an index. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in a portfolio invested in accordance with an index. None of the Syntax Indices or the benchmark indices portrayed herein charge management fees or incur brokerage expenses, and no such fees or expenses were deducted from the performance shown; provided, however, that the returns of any investment portfolio invested in accordance with such indices would be net of such fees and expenses. Additionally, none of these indices lend securities, and no revenues from securities lending were added to the performance shown. Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.
THESE MATERIALS DO NOT CONSTITUTE AN OFFER OR SOLICITATION TO BUY ANY SECURITIES OR TO PARTICIPATE IN ANY PARTICULAR TRADING STRATEGY.

Syntax Stratified LargeCap ETF
Schedule of Investments
December 31, 2021

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	1,040	$184,735
A O Smith Corp.	1,981	170,069
Abbott Laboratories	513	72,200
AbbVie, Inc.	2,072	280,549
ABIOMED, Inc.(a)	302	108,469
Accenture PLC, Class A	322	133,485
Activision Blizzard, Inc.	6,281	417,875
Adobe, Inc.(a)	282	159,911
Advance Auto Parts, Inc.	573	137,451
Advanced Micro Devices, Inc.(a)	885	127,352
AES Corp.	22,623	549,739
Aflac, Inc.	3,180	185,680
Agilent Technologies, Inc.	783	125,006
Air Products and Chemicals, Inc.	176	53,550
Akamai Technologies, Inc.(a)	3,253	380,731
Alaska Air Group, Inc.(a)	3,212	167,345
Albemarle Corp.	202	47,222
Alexandria Real Estate Equities, Inc., REIT	577	128,648
Align Technology, Inc.(a)	206	135,379
Allegion PLC	577	76,418
Alliant Energy Corp.	1,567	96,323
Allstate Corp.	1,705	200,593
Alphabet, Inc., Class A(a)	62	179,616
Alphabet, Inc., Class C(a)	62	179,403
Altria Group, Inc.	9,190	435,514
Amazon.com, Inc.(a)	50	166,717
Amcor PLC	7,932	95,263
Ameren Corp.	1,058	94,173
American Airlines Group, Inc.(a)	9,203	165,286
American Electric Power Co., Inc.	3,290	292,711
American Express Co.	293	47,935
American International Group, Inc.	5,073	288,451
American Tower Corp., REIT	223	65,228
American Water Works Co., Inc.	2,091	394,906
Ameriprise Financial, Inc.	410	123,681
AmerisourceBergen Corp.	1,794	238,405
AMETEK, Inc.	968	142,335
Amgen, Inc.	1,234	277,613
Amphenol Corp., Class A	3,281	286,956
Analog Devices, Inc.	1,606	282,287
ANSYS, Inc.(a)	464	186,120
Anthem, Inc.	854	395,863
Aon PLC, Class A	140	42,078
APA Corp.	2,581	69,403
Apple, Inc.	3,075	546,028
Applied Materials, Inc.	1,205	189,619
Aptiv PLC(a)	2,451	404,292
Archer-Daniels-Midland Co.	8,700	588,033
Arista Networks, Inc.(a)	1,688	242,650
Arthur J Gallagher & Co.	239	40,551
Assurant, Inc.	1,188	185,162
Security Description	Shares	Value
AT&T, Inc.	12,081	$297,193
Atmos Energy Corp.	3,846	402,945
Autodesk, Inc.(a)	684	192,334
Automatic Data Processing, Inc.	1,039	256,197
AutoZone, Inc.(a)	68	142,555
AvalonBay Communities, Inc., REIT	647	163,426
Avery Dennison Corp.	326	70,602
Baker Hughes Co.	14,456	347,811
Ball Corp.	986	94,922
Bank of America Corp.	3,100	137,919
Bank of New York Mellon Corp.	2,161	125,511
Bath & Body Works, Inc.	3,612	252,081
Baxter International, Inc.	684	58,715
Becton Dickinson and Co.	224	56,332
Berkshire Hathaway, Inc., Class B(a)	1,914	572,286
Best Buy Co., Inc.	2,662	270,459
Biogen, Inc.(a)	1,118	268,231
Bio-Rad Laboratories, Inc., Class A(a)	185	139,780
Bio-Techne Corp.	264	136,578
BlackRock, Inc.	135	123,601
Boeing Co.(a)	899	180,987
Booking Holdings, Inc.(a)	112	268,714
BorgWarner, Inc.	8,994	405,360
Boston Properties, Inc., REIT	1,077	124,049
Boston Scientific Corp.(a)	1,679	71,324
Bristol-Myers Squibb Co.	4,616	287,808
Broadcom, Inc.	391	260,175
Broadridge Financial Solutions, Inc.	686	125,415
Brown & Brown, Inc.	610	42,871
Brown-Forman Corp., Class B	3,877	282,478
Cabot Oil & Gas Corp.	13,174	250,306
Cadence Design Systems, Inc.(a)	2,000	372,700
Caesars Entertainment, Inc.(a)	828	77,443
Campbell Soup Co.	5,484	238,335
Capital One Financial Corp.	2,448	355,180
Cardinal Health, Inc.	4,558	234,691
CarMax, Inc.(a)	924	120,333
Carnival Corp.(a)	4,770	95,972
Carrier Global Corp.	1,354	73,441
Catalent, Inc.(a)	2,124	271,936
Caterpillar, Inc.	907	187,513
Cboe Global Markets, Inc.	370	48,248
CBRE Group, Inc., Class A(a)	397	43,078
CDW Corp.	707	144,779
Celanese Corp.	460	77,308
Centene Corp.(a)	4,694	386,786
CenterPoint Energy, Inc.	9,906	276,476
Ceridian HCM Holding, Inc.(a)	2,360	246,526
Cerner Corp.	1,413	131,225
CF Industries Holdings, Inc.	1,506	106,595
CH Robinson Worldwide, Inc.	878	94,499

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Charles River Laboratories International, Inc.(a)	346	$130,366
Charles Schwab Corp.	3,418	287,454
Charter Communications, Inc., Class A(a)	604	393,790
Chevron Corp.	6,996	820,981
Chipotle Mexican Grill, Inc.(a)	323	564,685
Chubb Ltd.	1,155	223,273
Church & Dwight Co., Inc.	5,770	591,425
Cigna Corp.	1,027	235,830
Cincinnati Financial Corp.	1,897	216,125
Cintas Corp.	451	199,870
Cisco Systems, Inc.	3,729	236,307
Citigroup, Inc.	2,275	137,387
Citizens Financial Group, Inc.	1,293	61,094
Citrix Systems, Inc.	3,009	284,621
Clorox Co.	3,277	571,378
CME Group, Inc.	216	49,347
CMS Energy Corp.	1,474	95,884
Coca-Cola Co.	7,357	435,608
Cognizant Technology Solutions Corp., Class A	1,282	113,739
Colgate-Palmolive Co.	6,942	592,430
Comcast Corp., Class A	7,596	382,307
Comerica, Inc.	2,176	189,312
Conagra Brands, Inc.	7,376	251,890
ConocoPhillips	939	67,777
Consolidated Edison, Inc.	3,347	285,566
Constellation Brands, Inc., Class A	1,172	294,137
Cooper Companies, Inc.	346	144,953
Copart, Inc.(a)	1,643	249,112
Corning, Inc.	7,337	273,157
Corteva, Inc.	1,918	90,683
Costco Wholesale Corp.	1,482	841,331
Crown Castle International Corp., REIT	316	65,962
CSX Corp.	2,501	94,038
Cummins, Inc.	346	75,476
CVS Health Corp.	7,450	768,542
Danaher Corp.	434	142,790
Darden Restaurants, Inc.	3,638	548,028
DaVita, Inc.(a)	872	99,199
Deere & Co.	515	176,588
Delta Air Lines, Inc.(a)	4,343	169,724
DENTSPLY SIRONA, Inc.	1,038	57,910
Devon Energy Corp.	6,353	279,850
Dexcom, Inc.(a)	243	130,479
Diamondback Energy, Inc.	622	67,083
Digital Realty Trust, Inc., REIT	2,202	389,468
Discover Financial Services	3,148	363,783
Discovery, Inc., Class A(a)	4,736	111,485
Discovery, Inc., Class C(a)	4,909	112,416
DISH Network Corp., Class A(a)	8,589	278,627
Dollar General Corp.	829	195,503
Dollar Tree, Inc.(a)	1,298	182,395
Security Description	Shares	Value
Dominion Energy, Inc.	3,639	$285,880
Domino's Pizza, Inc.	1,032	582,389
Dover Corp.	1,074	195,038
Dow, Inc.	1,350	76,572
DR Horton, Inc.	2,522	273,511
DTE Energy Co.	2,376	284,027
Duke Energy Corp.	907	95,144
Duke Realty Corp., REIT	995	65,312
DuPont de Nemours, Inc.	655	52,911
DXC Technology Co.(a)	3,405	109,607
Eastman Chemical Co.	450	54,410
Eaton Corp. PLC	1,620	279,968
eBay, Inc.	2,447	162,726
Ecolab, Inc.	225	52,783
Edison International	4,112	280,644
Edwards Lifesciences Corp.(a)	568	73,584
Electronic Arts, Inc.	2,925	385,807
Eli Lilly & Co.	1,064	293,898
Emerson Electric Co.	424	39,419
Enphase Energy, Inc.(a)	1,289	235,810
Entergy Corp.	2,575	290,074
EOG Resources, Inc.	769	68,310
EPAM Systems, Inc.(a)	152	101,604
Equifax, Inc.	210	61,486
Equinix, Inc., REIT	464	392,470
Equity Residential, REIT	1,819	164,620
Essex Property Trust, Inc., REIT	456	160,617
Estee Lauder Companies, Inc., Class A	1,523	563,815
Etsy, Inc.(a)	728	159,388
Everest Re Group Ltd.	816	223,519
Evergy, Inc.	1,377	94,476
Eversource Energy	1,048	95,347
Exelon Corp.	10,242	591,578
Expedia Group, Inc.(a)	1,469	265,478
Expeditors International of Washington, Inc.	702	94,272
Extra Space Storage, Inc., REIT	755	171,181
Exxon Mobil Corp.	13,142	804,159
F5 Networks, Inc.(a)	964	235,900
FactSet Research Systems, Inc.	130	63,181
Fastenal Co.	2,156	138,113
Federal Realty Investment Trust, REIT	567	77,293
FedEx Corp.	371	95,955
Fidelity National Information Services, Inc.	589	64,289
Fifth Third Bancorp	1,402	61,057
First Republic Bank	880	181,729
FirstEnergy Corp.	6,974	290,049
Fiserv, Inc.(a)	597	61,963
FleetCor Technologies, Inc.(a)	220	49,245
FMC Corp.	852	93,626
Ford Motor Co.	12,878	267,476
Fortinet, Inc.(a)	1,103	396,418

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Fortive Corp.	524	$39,976
Fortune Brands Home & Security, Inc.	1,570	167,833
Fox Corp., Class A	3,002	110,774
Fox Corp., Class B	3,224	110,486
Franklin Resources, Inc.	3,605	120,731
Freeport-McMoRan, Inc.	9,604	400,775
Gap, Inc.	16,287	287,466
Garmin Ltd.	4,052	551,761
Gartner, Inc.(a)	329	109,991
Generac Holdings, Inc.(a)	218	76,719
General Dynamics Corp.	899	187,415
General Electric Co.	1,899	179,399
General Mills, Inc.	3,657	246,409
General Motors Co.(a)	4,366	255,979
Genuine Parts Co.	1,026	143,845
Gilead Sciences, Inc.	3,698	268,512
Global Payments, Inc.	388	52,450
Globe Life, Inc.	2,001	187,534
Goldman Sachs Group, Inc.	706	270,080
Halliburton Co.	15,367	351,443
Hartford Financial Services Group, Inc.	4,056	280,026
Hasbro, Inc.	2,054	209,056
HCA Healthcare, Inc.	1,514	388,977
Healthpeak Properties, Inc., REIT	2,721	98,201
Henry Schein, Inc.(a)	2,920	226,388
Hershey Co.	1,112	215,139
Hess Corp.	871	64,480
Hewlett Packard Enterprise Co.	18,178	286,667
Hilton Worldwide Holdings, Inc.(a)	840	131,032
Hologic, Inc.(a)	1,847	141,406
Home Depot, Inc.	664	275,567
Honeywell International, Inc.	878	183,072
Hormel Foods Corp.	12,018	586,599
Host Hotels & Resorts, Inc., REIT(a)	7,382	128,373
Howmet Aerospace, Inc.	2,438	77,602
HP, Inc.	15,165	571,266
Humana, Inc.	799	370,624
Huntington Bancshares, Inc.	4,015	61,911
Huntington Ingalls Industries, Inc.	744	138,935
IDEX Corp.	877	207,253
IDEXX Laboratories, Inc.(a)	226	148,812
IHS Markit Ltd.	922	122,552
Illinois Tool Works, Inc.	757	186,828
Illumina, Inc.(a)	307	116,795
Incyte Corp.(a)	3,979	292,059
Ingersoll Rand, Inc.	3,475	214,998
Intel Corp.	2,426	124,939
Intercontinental Exchange, Inc.	361	49,374
International Business Machines Corp.	846	113,076
International Flavors & Fragrances, Inc.	356	53,631
International Paper Co.	1,503	70,611
Interpublic Group of Companies, Inc.	3,315	124,147
Security Description	Shares	Value
Intuit, Inc.	364	$234,132
Intuitive Surgical, Inc.(a)	265	95,215
Invesco Ltd.	5,302	122,052
IPG Photonics Corp.(a)	236	40,625
IQVIA Holdings, Inc.(a)	454	128,092
Iron Mountain, Inc., REIT	1,265	66,197
J M Smucker Co.	1,779	241,624
Jack Henry & Associates, Inc.	389	64,959
Jacobs Engineering Group, Inc.	2,884	401,539
JB Hunt Transport Services, Inc.	465	95,046
Johnson & Johnson	1,569	268,409
Johnson Controls International PLC	947	77,001
JPMorgan Chase & Co.	863	136,656
Juniper Networks, Inc.	6,497	232,008
Kellogg Co.	3,304	212,844
KeyCorp	2,662	61,572
Keysight Technologies, Inc.(a)	1,092	225,509
Kimberly-Clark Corp.	4,058	579,969
Kimco Realty Corp., REIT	3,210	79,127
Kinder Morgan, Inc.	22,774	361,196
KLA Corp.	450	193,550
Kraft Heinz Co.	6,933	248,895
Kroger Co.	18,581	840,976
L3Harris Technologies, Inc.	637	135,834
Laboratory Corp. of America Holdings(a)	638	200,466
Lam Research Corp.	263	189,136
Lamb Weston Holdings, Inc.	4,150	263,027
Las Vegas Sands Corp.(a)	1,957	73,661
Leidos Holdings, Inc.	1,196	106,324
Lennar Corp., Class A	2,363	274,486
Lincoln National Corp.	2,727	186,145
Linde PLC	156	54,043
Live Nation Entertainment, Inc.(a)	820	98,146
LKQ Corp.	2,382	142,991
Lockheed Martin Corp.	398	141,453
Loews Corp.	9,674	558,770
Lowe's Companies, Inc.	1,057	273,213
Lumen Technologies, Inc.	30,315	380,453
LyondellBasell Industries N.V., Class A	817	75,352
M&T Bank Corp.	404	62,046
Marathon Oil Corp.	4,251	69,801
Marathon Petroleum Corp.	8,667	554,601
MarketAxess Holdings, Inc.	129	53,054
Marriott International, Inc., Class A(a)	762	125,913
Marsh & McLennan Companies, Inc.	238	41,369
Martin Marietta Materials, Inc.	419	184,578
Masco Corp.	2,415	169,581
Mastercard, Inc., Class A	139	49,945
Match Group, Inc.(a)	2,825	373,606
McCormick & Co., Inc.	2,612	252,345
McDonald's Corp.	2,083	558,390
McKesson Corp.	946	235,147

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Medtronic PLC	615	$63,622
Merck & Co., Inc.	3,579	274,295
Meta Platforms, Inc., Class A(a)	1,116	375,367
MetLife, Inc.	3,037	189,782
Mettler-Toledo International, Inc.(a)	78	132,382
MGM Resorts International	1,779	79,842
Microchip Technology, Inc.	1,407	122,493
Micron Technology, Inc.	1,431	133,298
Microsoft Corp.	2,147	722,079
Mid-America Apartment Communities, Inc., REIT	731	167,721
Moderna, Inc.(a)	1,014	257,536
Mohawk Industries, Inc.(a)	929	169,245
Molson Coors Beverage Co., Class B	5,971	276,756
Mondelez International, Inc., Class A	3,326	220,547
Monolithic Power Systems, Inc.	586	289,091
Monster Beverage Corp.(a)	4,631	444,761
Moody's Corp.	154	60,149
Morgan Stanley	2,808	275,633
Mosaic Co.	2,505	98,421
Motorola Solutions, Inc.	2,085	566,494
MSCI, Inc.	96	58,818
Nasdaq, Inc.	240	50,402
NetApp, Inc.	3,089	284,157
Netflix, Inc.(a)	400	240,976
Newell Brands, Inc.	9,273	202,522
Newmont Corp.	6,574	407,719
News Corp., Class A	5,048	112,621
News Corp., Class B	5,117	115,133
NextEra Energy, Inc.	3,057	285,402
Nielsen Holdings PLC	5,930	121,624
NIKE, Inc., Class B	1,633	272,172
NiSource, Inc.	14,200	392,062
Norfolk Southern Corp.	318	94,672
Northern Trust Corp.	1,039	124,275
Northrop Grumman Corp.	373	144,377
NortonLifeLock, Inc.	15,131	393,103
Norwegian Cruise Line Holdings Ltd.(a)	4,271	88,581
NRG Energy, Inc.	14,212	612,253
Nucor Corp.	3,253	371,330
NVIDIA Corp.	404	118,820
NVR, Inc.(a)	48	283,626
NXP Semiconductors N.V.	1,298	295,658
Occidental Petroleum Corp.	2,241	64,967
Old Dominion Freight Line, Inc.	258	92,462
Omnicom Group, Inc.	1,730	126,757
ONEOK, Inc.	5,925	348,153
Oracle Corp.	3,583	312,473
O'Reilly Automotive, Inc.(a)	200	141,246
Organon & Co.	9,062	275,938
Otis Worldwide Corp.	877	76,360
PACCAR, Inc.	2,069	182,610
Security Description	Shares	Value
Packaging Corp. of America	540	$73,521
Parker-Hannifin Corp.	238	75,713
Paychex, Inc.	1,973	269,314
Paycom Software, Inc.(a)	583	242,056
PayPal Holdings, Inc.(a)	325	61,289
Penn National Gaming, Inc.(a)	1,499	77,723
Pentair PLC	2,752	200,979
People's United Financial, Inc.	10,428	185,827
PepsiCo, Inc.	1,226	212,968
PerkinElmer, Inc.	654	131,493
Pfizer, Inc.	4,924	290,762
Philip Morris International, Inc.	4,597	436,715
Phillips 66	7,605	551,058
Pinnacle West Capital Corp.	1,389	98,050
Pioneer Natural Resources Co.	374	68,023
PNC Financial Services Group, Inc.	305	61,159
Pool Corp.	246	139,236
PPG Industries, Inc.	453	78,115
PPL Corp.	3,204	96,312
Principal Financial Group, Inc.	2,557	184,948
Procter & Gamble Co.	3,549	580,545
Progressive Corp.	1,937	198,833
Prologis, Inc., REIT	385	64,819
Prudential Financial, Inc.	1,721	186,281
PTC, Inc.(a)	1,526	184,875
Public Service Enterprise Group, Inc.	4,331	289,008
Public Storage, REIT	455	170,425
PulteGroup, Inc.	4,916	280,999
PVH Corp.	2,712	289,235
Qorvo, Inc.(a)	1,541	240,997
QUALCOMM, Inc.	1,333	243,766
Quanta Services, Inc.	3,621	415,184
Quest Diagnostics, Inc.	1,150	198,961
Ralph Lauren Corp.	2,250	267,435
Raymond James Financial, Inc.	2,826	283,730
Raytheon Technologies Corp.	2,136	183,824
Realty Income Corp., REIT	1,099	78,677
Regency Centers Corp., REIT	1,005	75,727
Regeneron Pharmaceuticals, Inc.(a)	390	246,293
Regions Financial Corp.	2,757	60,103
Republic Services, Inc.	1,530	213,358
ResMed, Inc.	526	137,012
Robert Half International, Inc.	1,120	124,902
Rockwell Automation, Inc.	115	40,118
Rollins, Inc.	6,491	222,057
Roper Technologies, Inc.	84	41,316
Ross Stores, Inc.	4,894	559,286
Royal Caribbean Cruises Ltd.(a)	1,220	93,818
S&P Global, Inc.	132	62,295
salesforce.com, Inc.(a)	1,382	351,208
SBA Communications Corp., REIT	173	67,300
Schlumberger N.V.	11,873	355,596

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Seagate Technology Holdings PLC	2,657	$300,188
Sealed Air Corp.	1,413	95,335
Sempra Energy	727	96,168
ServiceNow, Inc.(a)	378	245,364
Sherwin-Williams Co.	212	74,658
Signature Bank	605	195,699
Simon Property Group, Inc., REIT	482	77,009
Skyworks Solutions, Inc.	1,810	280,803
Snap-on, Inc.	953	205,257
SolarEdge Technologies, Inc.(a)	895	251,110
Southern Co.	1,416	97,109
Southwest Airlines Co.(a)	3,948	169,132
Stanley Black & Decker, Inc.	1,063	200,503
Starbucks Corp.	4,728	553,034
State Street Corp.	1,313	122,109
STERIS PLC	403	98,094
Stryker Corp.	530	141,733
SVB Financial Group(a)	262	177,699
Synchrony Financial	7,685	356,507
Synopsys, Inc.(a)	1,017	374,764
Sysco Corp.	11,248	883,530
T Rowe Price Group, Inc.	627	123,293
Take-Two Interactive Software, Inc.(a)	2,224	395,249
Tapestry, Inc.	6,389	259,393
Target Corp.	771	178,440
TE Connectivity Ltd.	1,724	278,150
Teledyne Technologies, Inc.(a)	88	38,446
Teleflex, Inc.	171	56,170
Teradyne, Inc.	1,150	188,060
Tesla, Inc.(a)	270	285,331
Texas Instruments, Inc.	1,504	283,459
Textron, Inc.	2,439	188,291
Thermo Fisher Scientific, Inc.	192	128,110
TJX Companies, Inc.	7,388	560,897
T-Mobile US, Inc.(a)	2,403	278,700
Tractor Supply Co.	589	140,535
Trane Technologies PLC	369	74,549
TransDigm Group, Inc.(a)	126	80,171
Travelers Companies, Inc.	1,434	224,321
Trimble, Inc.(a)	456	39,759
Truist Financial Corp.	1,033	60,482
Twitter, Inc.(a)	8,072	348,872
Tyler Technologies, Inc.(a)	479	257,678
Tyson Foods, Inc., Class A	6,565	572,205
UDR, Inc., REIT	2,703	162,153
Ulta Beauty, Inc.(a)	685	282,453
Under Armour, Inc., Class A(a)	5,841	123,771
Under Armour, Inc., Class C(a)	6,882	124,151
Union Pacific Corp.	369	92,962
United Airlines Holdings, Inc.(a)	3,765	164,832
United Parcel Service, Inc., Class B	439	94,095
United Rentals, Inc.(a)	397	131,919
Security Description	Shares	Value
UnitedHealth Group, Inc.	771	$387,150
Universal Health Services, Inc., Class B	2,870	372,124
US Bancorp	1,064	59,765
Valero Energy Corp.	7,786	584,806
Ventas, Inc., REIT	1,901	97,179
VeriSign, Inc.(a)	1,505	381,999
Verisk Analytics, Inc.	270	61,757
Verizon Communications, Inc.	5,498	285,676
Vertex Pharmaceuticals, Inc.(a)	1,252	274,939
VF Corp.	3,633	266,008
ViacomCBS, Inc., Class B	7,066	213,252
Viatris, Inc.	20,464	276,878
Visa, Inc., Class A	229	49,627
Vornado Realty Trust, REIT	2,924	122,399
Vulcan Materials Co.	897	186,199
W R Berkley Corp.	2,730	224,925
Walgreens Boots Alliance, Inc.	14,863	775,254
Walmart, Inc.	5,875	850,054
Walt Disney Co.(a)	1,448	224,281
Waste Management, Inc.	1,257	209,793
Waters Corp.(a)	360	134,136
WEC Energy Group, Inc.	985	95,614
Wells Fargo & Co.	2,748	131,849
Welltower, Inc., REIT	1,113	95,462
West Pharmaceutical Services, Inc.	129	60,502
Western Digital Corp.(a)	4,773	311,247
Westinghouse Air Brake Technologies Corp.	831	76,543
Westrock Co.	1,583	70,222
Weyerhaeuser Co., REIT	4,604	189,593
Whirlpool Corp.	717	168,251
Williams Companies, Inc.	13,808	359,560
Willis Towers Watson PLC	173	41,086
WW Grainger, Inc.	266	137,852
Wynn Resorts Ltd.(a)	838	71,264
Xcel Energy, Inc.	1,385	93,765
Xilinx, Inc.	563	119,373
Xylem, Inc.	1,684	201,945
Yum! Brands, Inc.	4,125	572,797
Zebra Technologies Corp., Class A(a)	226	134,515
Zimmer Biomet Holdings, Inc.	1,109	140,887
Zions Bancorp NA	2,914	184,048
Zoetis, Inc.	1,125	274,534
TOTAL INVESTMENTS—99.8% (Cost $88,367,456)		108,463,213
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		221,324
NET ASSETS—100.0%		$108,684,537

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2021

INDUSTRY BREAKDOWN
As of December 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.6%
Processed Foods	3.2
Electric Competitive	3.2
Business Software for Specific Uses	3.2
Food Distributors	3.1
Restaurants	3.1
Downstream	3.1
Commercial Hardware	2.2
Rental	2.1
Content Providers	2.1
Telecommunication Networks	2.1
Electric Regulated	2.1
Consumer Insurance	2.1
Operators and Developers	2.1
Commercial Insurance	2.1
End User Hardware	2.1
Upstream Energy	2.0
Primary Foods	1.6
Diversified Household and Personal Products	1.6
Information and Electrical Components	1.6
Alcohol and Tobacco	1.6
Distribution Services	1.5
Transportation Services	1.5
Home Office and Consumer Equipment Manufacture	1.5
Specialty Services	1.5
Home Office and Consumer Equipment Retail	1.5
Capital Markets	1.5
Non Real Estate Banking	1.5
Auto Products	1.5
Mechanical Components	1.5
Healthcare Providers and Facilities	1.4
Internet Services	1.4
Drugstores	1.4
Healthcare Insurance	1.4
Management and IT Services	1.4
Transaction Services	1.4
Online Distribution Networks	1.4
Semiconductor Services and Equipment	1.4
Digital Integrated Circuits	1.4
Investment Services	1.4
Search and Social Networks	1.3
Analog and Mixed Signal Integrated Circuits	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Gas and Water Utilities	1.1
Metals	1.1
Healthcare Products Distribution	1.1
Hospital Equipment	1.1
Medical Research Services and Equipment	1.1
Personal Products	1.1
Chemicals	1.1
Other Natural Resources	1.0
Apparel Retailers	1.0
Industrial Conglomerates	1.0
Medical Devices	1.0
Branded Apparel	1.0
Midstream	1.0
Accessories and Footwear	1.0
Production Equipment	0.8
Other Pharmaceuticals	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Brokers and Dealers	0.5
Real Estate Banking	0.5
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
December 31, 2021

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	668	$40,548
ACI Worldwide, Inc.(a)	889	30,848
Acuity Brands, Inc.	72	15,244
Adient PLC(a)	187	8,954
AECOM(a)	204	15,779
Affiliated Managers Group, Inc.	189	31,092
AGCO Corp.	252	29,237
Alcoa Corp.	300	17,874
Alleghany Corp.(a)	37	24,701
ALLETE, Inc.	352	23,355
Alliance Data Systems Corp.	268	17,841
Amedisys, Inc.(a)	82	13,274
American Campus Communities, Inc.	436	24,978
American Eagle Outfitters, Inc.	971	24,586
American Financial Group, Inc.	122	16,753
Amkor Technology, Inc.	2,238	55,480
Antero Midstream Corp.	1,843	17,840
Apartment Income REIT Corp.	454	24,820
AptarGroup, Inc.	71	8,696
Arrow Electronics, Inc.(a)	79	10,607
Arrowhead Pharmaceuticals, Inc.(a)	963	63,847
ASGN, Inc.(a)	103	12,710
Ashland Global Holdings, Inc.	64	6,890
Aspen Technology, Inc.(a)	199	30,288
Associated Banc-Corp	1,045	23,607
AutoNation, Inc.(a)	291	34,003
Avient Corp.	262	14,659
Avis Budget Group, Inc.(a)	145	30,069
Avnet, Inc.	251	10,349
Axon Enterprise, Inc.(a)	208	32,656
Azenta, Inc.	772	79,601
Bank of Hawaii Corp.	284	23,788
Bank OZK	137	6,375
Belden, Inc.	177	11,634
BJ's Wholesale Club Holdings, Inc.(a)	439	29,400
Black Hills Corp.	327	23,076
Blackbaud, Inc.(a)	381	30,091
Boston Beer Co., Inc., Class A(a)	76	38,388
Boyd Gaming Corp.(a)	314	20,589
Brighthouse Financial, Inc.(a)	763	39,523
Brink's Co.	461	30,228
Brixmor Property Group, Inc.	183	4,650
Bruker Corp.	244	20,474
Brunswick Corp.	230	23,168
Builders FirstSource, Inc.(a)	187	16,028
Cable One, Inc.	48	84,646
Cabot Corp.	118	6,632
CACI International, Inc., Class A(a)	57	15,345
Cadence Bank	203	6,047
Callaway Golf Co.(a)	525	14,406
Camden Property Trust	134	23,943
Security Description	Shares	Value
Capri Holdings Ltd.(a)	384	$24,925
Carlisle Cos, Inc.	35	8,684
Carter's, Inc.	236	23,888
Casey's General Stores, Inc.	156	30,787
Cathay General Bancorp	144	6,191
CDK Global, Inc.	745	31,096
Cerence, Inc.(a)	384	29,430
ChampionX Corp.(a)	1,276	25,788
Chemed Corp.	37	19,574
Chemours Co.	199	6,678
Choice Hotels International, Inc.	68	10,607
Churchill Downs, Inc.	88	21,199
Ciena Corp.(a)	1,074	82,666
Cirrus Logic, Inc.(a)	369	33,955
CIT Group, Inc.	227	11,654
Clean Harbors, Inc.(a)	302	30,131
Cleveland-Cliffs, Inc.(a)	724	15,761
CMC Materials, Inc.	45	8,626
CNO Financial Group, Inc.	1,658	39,527
CNX Resources Corp.(a)	2,014	27,692
Cognex Corp.	385	29,938
Coherent, Inc.(a)	298	79,429
Colfax Corp.(a)	518	23,812
Columbia Sportswear Co.	248	24,165
Commerce Bancshares, Inc.	162	11,136
Commercial Metals Co.	443	16,076
CommVault Systems, Inc.(a)	435	29,980
Compass Minerals International, Inc.	282	14,405
Concentrix Corp.	93	16,612
Corporate Office Properties Trust	162	4,531
Coty, Inc., Class A(a)	6,942	72,891
Cousins Properties, Inc.	109	4,391
Cracker Barrel Old Country Store, Inc.	308	39,621
Crane Co.	113	11,495
Crocs, Inc.(a)	160	20,515
Cullen/Frost Bankers, Inc.	87	10,968
Curtiss-Wright Corp.	87	12,064
CyrusOne, Inc.	881	79,043
Dana, Inc.	396	9,037
Darling Ingredients, Inc.(a)	466	32,289
Deckers Outdoor Corp.(a)	63	23,078
Dick's Sporting Goods, Inc.	258	29,667
Digital Turbine, Inc.(a)	557	33,971
Donaldson Co., Inc.	331	19,615
Douglas Emmett, Inc.	133	4,456
DTE Midstream, LLC	375	17,992
Dycom Industries, Inc.(a)	154	14,439
Eagle Materials, Inc.	117	19,476
East West Bancorp, Inc.	79	6,216
EastGroup Properties, Inc.	44	10,025
EMCOR Group, Inc.	115	14,650
Encompass Health Corp.	207	13,509

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Energizer Holdings, Inc.	1,791	$71,819
EnerSys	288	22,769
Envestnet, Inc.(a)	372	29,514
Envista Holdings Corp.(a)	635	28,613
EPR Properties	93	4,417
EQT Corp.(a)	1,409	30,730
Equitrans Midstream Corp.	1,792	18,529
Essent Group Ltd.	540	24,586
Essential Utilities, Inc.	438	23,516
Evercore, Inc., Class A	97	13,177
Exelixis, Inc.(a)	4,054	74,107
Fair Isaac Corp.(a)	74	32,092
Federated Hermes, Inc.	876	32,920
First American Financial Corp.	344	26,911
First Financial Bankshares, Inc.	119	6,050
First Horizon Corp.	685	11,186
First Industrial Realty Trust, Inc.	154	10,195
First Solar, Inc.(a)	111	9,675
FirstCash Holdings, Inc.	309	23,116
Five Below, Inc.(a)	147	30,413
Flowers Foods, Inc.	1,517	41,672
Flowserve Corp.	634	19,400
Fluor Corp.(a)	1,226	30,368
FNB Corp.	510	6,186
Foot Locker, Inc.	566	24,695
Fox Factory Holding Corp.(a)	49	8,335
FTI Consulting, Inc.(a)	91	13,961
Fulton Financial Corp.	379	6,443
GameStop Corp., Class A(a)	244	36,207
GATX Corp.	140	14,587
Genpact Ltd.	307	16,296
Gentex Corp.	628	21,886
Glacier Bancorp, Inc.	108	6,124
Globus Medical, Inc., Class A(a)	389	28,086
Goodyear Tire & Rubber Co.(a)	401	8,549
Graco, Inc.	247	19,913
Graham Holdings Co., Class B	51	32,121
Grand Canyon Education, Inc.(a)	382	32,741
Greif, Inc., Class A	210	12,678
Grocery Outlet Holding Corp.(a)	1,060	29,977
GXO Logistics, Inc.(a)	173	15,714
H&R Block, Inc.	1,328	31,288
Haemonetics Corp.(a)	380	20,155
Hain Celestial Group, Inc.(a)	1,513	64,469
Halozyme Therapeutics, Inc.(a)	1,957	78,691
Hancock Whitney Corp.	229	11,455
Hanesbrands, Inc.	1,435	23,993
Hanover Insurance Group, Inc.	126	16,514
Harley-Davidson, Inc.	597	22,501
Hawaiian Electric Industries, Inc.	546	22,659
Healthcare Realty Trust, Inc.	1,237	39,139
HealthEquity, Inc.(a)	639	28,269
Security Description	Shares	Value
Helen of Troy Ltd.(a)	288	$70,407
Hexcel Corp.(a)	125	6,475
Highwoods Properties, Inc.	98	4,370
HollyFrontier Corp.	885	29,010
Home BancShares, Inc.	254	6,185
Hubbell, Inc.	54	11,247
Hudson Pacific Properties, Inc.	173	4,275
Huntington Bancshares, Inc.	1	15
IAA, Inc.(a)	703	35,586
ICU Medical, Inc.(a)	86	20,411
IDACORP, Inc.	205	23,229
II-VI, Inc.(a)	164	11,206
Ingevity Corp.(a)	90	6,453
Ingredion, Inc.	304	29,379
Insperity, Inc.	234	27,638
Integra LifeSciences Holdings Corp.(a)	204	13,666
Interactive Brokers Group, Inc., Class A	516	40,981
International Bancshares Corp.	143	6,062
Iridium Communications, Inc.(a)	1,929	79,648
ITT, Inc.	118	12,058
Jabil, Inc.	802	56,421
Jack in the Box, Inc.	471	41,203
Janus Henderson Group PLC	750	31,455
Jazz Pharmaceuticals PLC(a)	550	70,070
JBG SMITH Properties	154	4,421
Jefferies Financial Group, Inc.	439	17,033
JetBlue Airways Corp.(a)	2,463	35,073
John Wiley & Sons, Inc., Class A	529	30,296
Jones Lang LaSalle, Inc.(a)	49	13,198
KB Home	657	29,388
KBR, Inc.	320	15,238
Kemper Corp.	746	43,857
Kennametal, Inc.	644	23,126
Kilroy Realty Corp.	66	4,386
Kinsale Capital Group, Inc.	81	19,269
Kirby Corp.(a)	306	18,183
Kite Realty Group Trust, REIT	207	4,508
Knight-Swift Transportation Holdings, Inc.	241	14,687
Kohl's Corp.	486	24,004
Kyndryl Holdings, Inc.(a)	858	15,530
Lamar Advertising Co., Class A	36	4,367
Lancaster Colony Corp.	255	42,228
Landstar System, Inc.	81	14,501
Lattice Semiconductor Corp.(a)	439	33,829
Lear Corp.	48	8,782
Leggett & Platt, Inc.	350	14,406
Lennox International, Inc.	43	13,947
LHC Group, Inc.(a)	149	20,447
Life Storage, Inc.	172	26,347
Lincoln Electric Holdings, Inc.	173	24,128
Lithia Motors, Inc.	122	36,228
Littelfuse, Inc.	71	22,342

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
LivaNova PLC(a)	324	$28,327
LiveRamp Holdings, Inc.(a)	611	29,297
Louisiana-Pacific Corp.	170	13,320
Lumentum Holdings, Inc.(a)	777	82,183
Macerich Co.	244	4,216
Macy's, Inc.	940	24,609
Manhattan Associates, Inc.(a)	196	30,476
ManpowerGroup, Inc.	136	13,237
Marriott Vacations Worldwide Corp.	80	13,518
Masimo Corp.(a)	73	21,373
MasTec, Inc.(a)	160	14,765
Mattel, Inc.(a)	692	14,920
Maximus, Inc.	341	27,167
MDU Resources Group, Inc.	686	21,156
Medical Properties Trust, Inc.	1,800	42,534
Medpace Holdings, Inc.(a)	259	56,369
Mercury General Corp.	750	39,795
Mercury Systems, Inc.(a)	233	12,829
MGIC Investment Corp.	1,649	23,779
Middleby Corp.(a)	124	24,398
MillerKnoll, Inc.	365	14,304
Mimecast Ltd.(a)	246	19,574
Minerals Technologies, Inc.	91	6,657
MKS Instruments, Inc.	488	84,995
Molina Healthcare, Inc.(a)	258	82,065
MSA Safety, Inc.	199	30,041
MSC Industrial Direct Co., Inc., Class A	117	9,835
Murphy Oil Corp.	1,031	26,919
Murphy USA, Inc.	159	31,679
National Fuel Gas Co.	353	22,571
National Instruments Corp.	679	29,652
National Retail Properties, Inc.	96	4,615
National Storage Affiliates Trust	373	25,812
Navient Corp.	940	19,947
NCR Corp.(a)	1,897	76,259
Neogen Corp.(a)	489	22,205
Neurocrine Biosciences, Inc.(a)	846	72,054
New Jersey Resources Corp.	555	22,788
New York Community Bancorp, Inc.	502	6,129
New York Times Co., Class A	658	31,781
NewMarket Corp.	18	6,169
Nordson Corp.	87	22,208
Nordstrom, Inc.(a)	1,207	27,302
NorthWestern Corp.	393	22,464
NOV, Inc.	2,156	29,214
Nu Skin Enterprises, Inc., Class A	1,513	76,785
NuVasive, Inc.(a)	515	27,027
nVent Electric PLC	583	22,154
OGE Energy Corp.	614	23,565
Old Republic International Corp.	679	16,690
Olin Corp.	255	14,668
Ollie's Bargain Outlet Holdings, Inc.(a)	587	30,049
Security Description	Shares	Value
Omega Healthcare Investors, Inc.	1,399	$41,396
ONE Gas, Inc.	306	23,743
Option Care Health, Inc.(a)	508	14,448
Oshkosh Corp.	175	19,724
Owens Corning	89	8,055
PacWest Bancorp	136	6,143
Papa John's International, Inc.	307	40,975
Park Hotels & Resorts, Inc.(a)	534	10,082
Patterson Cos, Inc.	456	13,384
Paylocity Holding Corp.(a)	124	29,284
Pebblebrook Hotel Trust	449	10,044
Penumbra, Inc.(a)	52	14,941
Performance Food Group Co.(a)	644	29,553
Perrigo Co. PLC	1,846	71,809
Physicians Realty Trust	242	4,557
Pilgrim's Pride Corp.(a)	1,048	29,554
Pinnacle Financial Partners, Inc.	67	6,399
PNM Resources, Inc.	488	22,258
Polaris, Inc.	209	22,971
Post Holdings, Inc.(a)	579	65,271
PotlatchDeltic Corp.	213	12,827
Power Integrations, Inc.	380	35,298
Primerica, Inc.	258	39,544
PROG Holdings, Inc.(a)	684	30,855
Progyny, Inc.(a)	1,679	84,538
Prosperity Bancshares, Inc.	86	6,218
PS Business Parks, Inc.	56	10,314
Qualys, Inc.(a)	148	20,309
Quidel Corp.(a)	150	20,248
R1 RCM, Inc.(a)	546	13,918
Rayonier, Inc.	338	13,642
Regal Rexnord Corp.	72	12,253
Reinsurance Group of America, Inc.	227	24,854
Reliance Steel & Aluminum Co.	95	15,411
RenaissanceRe Holdings Ltd.	142	24,045
Repligen Corp.(a)	215	56,941
Rexford Industrial Realty, Inc.	133	10,788
RH(a)	25	13,398
RLI Corp.	154	17,263
Royal Gold, Inc.	150	15,781
RPM International, Inc.	153	15,453
Ryder System, Inc.	182	15,002
Sabra Health Care REIT, Inc.	2,935	39,740
Sabre Corp.(a)	8,848	76,004
Saia, Inc.(a)	47	15,840
Sailpoint Technologies Holdings, Inc.(a)	424	20,496
Sanderson Farms, Inc.	158	30,191
Science Applications International Corp.	191	15,966
Scientific Games Corp., Class A(a)	1,242	83,003
Scotts Miracle-Gro Co.	466	75,026
SEI Investments Co.	521	31,750
Selective Insurance Group, Inc.	204	16,716

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Semtech Corp.(a)	386	$34,327
Sensient Technologies Corp.	65	6,504
Service Corp. International/US	431	30,597
Silgan Holdings, Inc.	309	13,238
Silicon Laboratories, Inc.(a)	165	34,059
Simpson Manufacturing Co., Inc.	65	9,040
SiTime Corp.(a)	116	33,935
Six Flags Entertainment Corp.(a)	339	14,435
Skechers USA, Inc., Class A(a)	555	24,087
SL Green Realty Corp.	60	4,302
SLM Corp.	1,038	20,417
Sonoco Products Co.	217	12,562
Southwest Gas Holdings, Inc.	319	22,346
Spire, Inc.	350	22,827
Spirit Realty Capital, Inc.	95	4,578
Sprouts Farmers Market, Inc.(a)	1,105	32,796
STAAR Surgical Co.(a)	290	26,477
Steel Dynamics, Inc.	243	15,083
Stericycle, Inc.(a)	496	29,581
Sterling Bancorp	249	6,422
Stifel Financial Corp.	563	39,646
STORE Capital Corp.	132	4,541
SunPower Corp.(a)	947	19,764
Sunrun, Inc.(a)	522	17,905
Synaptics, Inc.(a)	122	35,320
Syneos Health, Inc.(a)	526	54,010
Synovus Financial Corp.	129	6,175
Tandem Diabetes Care, Inc.(a)	201	30,255
Targa Resources Corp.	340	17,762
Taylor Morrison Home Corp.(a)	842	29,436
TD SYNNEX Corp.	89	10,178
TEGNA, Inc.	2,007	37,250
Tempur Sealy International, Inc.	326	15,332
Tenet Healthcare Corp.(a)	518	42,315
Teradata Corp.(a)	692	29,389
Terex Corp.	437	19,206
Tetra Tech, Inc.	88	14,942
Texas Capital Bancshares, Inc.(a)	391	23,558
Texas Roadhouse, Inc.	449	40,087
Thor Industries, Inc.	215	22,311
Timken Co.	124	8,592
Toll Brothers, Inc.	395	28,594
TopBuild Corp.(a)	52	14,347
Toro Co.	295	29,473
Travel + Leisure Co.	252	13,928
Trex Co., Inc.(a)	104	14,043
Tri Pointe Homes, Inc.(a)	1,050	29,284
Trinity Industries, Inc.	691	20,868
TripAdvisor, Inc.(a)	2,965	80,826
UGI Corp.	483	22,175
UMB Financial Corp.	108	11,460
Security Description	Shares	Value
Umpqua Holdings Corp.	314	$6,041
United Bankshares, Inc.	171	6,204
United States Steel Corp.	644	15,334
United Therapeutics Corp.(a)	358	77,357
Univar Solutions, Inc.(a)	356	10,093
Universal Display Corp.	70	11,552
Unum Group	1,628	40,000
Urban Edge Properties	241	4,579
Urban Outfitters, Inc.(a)	825	24,222
Valley National Bancorp	445	6,119
Valmont Industries, Inc.	34	8,517
Valvoline, Inc.	420	15,662
Viasat, Inc.(a)	1,691	75,317
Vicor Corp.(a)	190	24,126
Victoria's Secret & Co.(a)	502	27,881
Vishay Intertechnology, Inc.	523	11,438
Visteon Corp.(a)	195	21,672
Vontier Corp.	956	29,378
Voya Financial, Inc.	1,174	77,848
Washington Federal, Inc.	712	23,767
Watsco, Inc.	33	10,325
Webster Financial Corp.	431	24,067
Wendy's Co.	1,764	42,071
Werner Enterprises, Inc.	321	15,299
Western Union Co.	1,430	25,511
WEX, Inc.(a)	198	27,797
Williams-Sonoma, Inc.	170	28,752
Wingstop, Inc.	243	41,990
Wintrust Financial Corp.	125	11,353
Wolfspeed, Inc.(a)	95	10,618
Woodward, Inc.	109	11,931
World Wrestling Entertainment, Inc., Class A	800	39,472
Worthington Industries, Inc.	162	8,855
Wyndham Hotels & Resorts, Inc.	118	10,579
Xerox Holdings Corp.	2,477	56,079
XPO Logistics, Inc.(a)	197	15,254
Yelp, Inc.(a)	2,182	79,076
YETI Holdings, Inc.(a)	163	13,501
Ziff Davis, Inc.(a)	740	82,036
TOTAL INVESTMENTS—99.8% (Cost $8,671,266)		10,165,500
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		15,587
NET ASSETS—100.0%		$10,181,087

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2021

INDUSTRY BREAKDOWN
As of December 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.7%
Business Software for Specific Uses	3.3
Healthcare Providers and Facilities	3.2
Commercial Hardware	3.2
Production Equipment	3.0
Semiconductor Services and Equipment	2.9
Information and Electrical Components	2.7
Rental	2.4
Restaurants	2.4
Consumer Insurance	2.4
Commercial Insurance	2.4
Operators and Developers	2.4
Content Providers	2.4
Real Estate Banking	2.3
Investment Services	2.3
Home Office and Consumer Equipment Manufacture	2.1
Processed Foods	2.1
Non Real Estate Banking	1.9
Gas and Water Utilities	1.8
Distribution Services	1.8
Specialty Services	1.8
Auto Products	1.7
Transaction Services	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Transportation Services	1.7
Upstream Energy	1.7
Medical Devices	1.7
Mechanical Components	1.6
Medical Research Services and Equipment	1.6
Healthcare Insurance	1.6
Telecommunication Networks	1.6
Internet Services	1.6
Search and Social Networks	1.6
Hospital Equipment	1.5
Business Software for Specific Industries	1.5
Personal Products	1.5
Household Products	1.4
Management and IT Services	1.4
Home Office and Consumer Equipment Retail	1.3
Metals	1.2
Apparel Retailers	1.2
Branded Apparel	1.2
Food Distributors	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Chemicals	1.2%
Primary Foods	1.2
Other Natural Resources	1.2
Electric Regulated	1.1
Accessories and Footwear	0.9
Downstream	0.9
Midstream	0.9
Brokers and Dealers	0.8
Online Distribution Networks	0.7
Other Pharmaceuticals	0.7
Digital Integrated Circuits	0.7
Clinical Stage Pharmaceuticals	0.6
Electric Competitive	0.6
Contract Electronics Services	0.6
End User Hardware	0.6
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.4
Consumer Services	0.3
Healthcare Products Distribution	0.1
Industrial Conglomerates	0.1
Capital Markets	0.0
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
December 31, 2021

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	1,683	$36,252
8x8, Inc.(a)	5,677	95,147
AAON, Inc.	257	20,413
AAR Corp.(a)	586	22,872
Aaron's Co., Inc.	1,704	42,004
Abercrombie & Fitch Co., Class A(a)	585	20,376
ABM Industries, Inc.	909	37,133
Acadia Realty Trust, REIT	644	14,059
Addus HomeCare Corp.(a)	226	21,133
Adtalem Global Education, Inc.(a)	1,036	30,624
ADTRAN, Inc.	2,956	67,485
Advanced Energy Industries, Inc.	718	65,381
AdvanSix, Inc.	295	13,939
Aerojet Rocketdyne Holdings, Inc.	488	22,819
AeroVironment, Inc.(a)	791	49,066
Agilysys, Inc.(a)	1,097	48,773
Agree Realty Corp., REIT	205	14,629
Alamo Group, Inc.	199	29,289
Alarm.com Holdings, Inc.(a)	1,248	105,843
Albany International Corp., Class A	206	18,221
Alexander & Baldwin, Inc.	575	14,427
Allegheny Technologies, Inc.(a)	1,347	21,458
Allegiance Bancshares, Inc.	87	3,672
Allegiant Travel Co.(a)	446	83,420
Allscripts Healthcare Solutions, Inc.(a)	1,885	34,778
Ambac Financial Group, Inc.(a)	4,068	65,291
AMC Networks, Inc., Class A(a)	1,274	43,877
American Assets Trust, Inc., REIT	311	11,672
American Axle & Manufacturing Holdings, Inc.(a)	6,377	59,497
American Equity Investment Life Holding Co.	1,687	65,658
American Public Education, Inc.(a)	1,463	32,552
American States Water Co.	955	98,785
American Vanguard Corp.	347	5,687
American Woodmark Corp.(a)	380	24,776
America's Car-Mart, Inc.(a)	338	34,611
Ameris Bancorp	74	3,676
AMERISAFE, Inc.	953	51,300
AMN Healthcare Services, Inc.(a)	105	12,845
Amphastar Pharmaceuticals, Inc.(a)	2,604	60,647
Andersons, Inc.	1,014	39,252
AngioDynamics, Inc.(a)	548	15,114
ANI Pharmaceuticals, Inc.(a)	1,271	58,568
Anika Therapeutics, Inc.(a)	1,847	66,178
Apogee Enterprises, Inc.	311	14,975
Apollo Commercial Real Estate Finance, Inc., REIT	271	3,566
Apollo Medical Holdings, Inc.(a)	664	48,791
Applied Industrial Technologies, Inc.	200	20,540
ArcBest Corp.	214	25,648
Archrock, Inc.	2,228	16,665
Security Description	Shares	Value
Arconic Corp.(a)	660	$21,787
Arcosa, Inc.	376	19,815
Arlo Technologies, Inc.(a)	2,377	24,935
Armada Hoffler Properties, Inc., REIT	743	11,308
ARMOUR Residential REIT, Inc.	1,032	10,124
Asbury Automotive Group, Inc.(a)	205	35,410
Assured Guaranty Ltd.	1,281	64,306
Astec Industries, Inc.	437	30,271
Atlas Air Worldwide Holdings, Inc.(a)	267	25,130
ATN International, Inc.	3,146	125,683
Avanos Medical, Inc.(a)	467	16,191
Avid Bioservices, Inc.(a)	1,045	30,493
Avista Corp.	2,290	97,302
Axcelis Technologies, Inc.(a)	279	20,802
Axos Financial, Inc.(a)	326	18,227
AZZ, Inc.	391	21,618
B Riley Financial, Inc.	212	18,838
B&G Foods, Inc.	751	23,078
Badger Meter, Inc.	195	20,779
Balchem Corp.	82	13,825
Banc of California, Inc.	178	3,492
BancFirst Corp.	53	3,740
Bancorp, Inc.(a)	1,198	30,321
BankUnited, Inc.	89	3,766
Banner Corp.	60	3,640
Barnes & Noble Education, Inc.(a)	6,861	46,723
Barnes Group, Inc.	131	6,103
Bed Bath & Beyond, Inc.(a)	1,876	27,352
Benchmark Electronics, Inc.	1,463	39,647
Berkshire Hills Bancorp, Inc.	129	3,667
Big Lots, Inc.	928	41,806
BioLife Solutions, Inc.(a)	807	30,077
BJ's Restaurants, Inc.(a)	656	22,665
Bloomin' Brands, Inc.(a)	1,166	24,463
Blucora, Inc.(a)	4,813	83,361
BM Technologies, Inc.(a)	42	387
Boise Cascade Co.	308	21,930
Boot Barn Holdings, Inc.(a)	190	23,379
Bottomline Technologies DE, Inc.(a)	1,879	106,107
Brady Corp., Class A	406	21,883
Brandywine Realty Trust, REIT	1,758	23,592
Brightsphere Investment Group, Inc.	2,830	72,448
Brinker International, Inc.(a)	647	23,674
Bristow Group, Inc.(a)	507	16,057
Brookline Bancorp, Inc.	229	3,708
Buckle, Inc.	1,237	52,337
CalAmp Corp.(a)	6,130	43,278
Calavo Growers, Inc.	892	37,821
Caleres, Inc.	1,067	24,200
California Water Service Group	1,383	99,382
Callon Petroleum Co.(a)	473	22,349
Cal-Maine Foods, Inc.	983	36,361

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Capitol Federal Financial, Inc.	1,633	$18,502
Cara Therapeutics, Inc.(a)	2,294	27,941
Cardiovascular Systems, Inc.(a)	741	13,916
CareTrust REIT, Inc.	3,919	89,471
Carpenter Technology Corp.	698	20,375
Cars.com, Inc.(a)	7,031	113,129
Cato Corp., Class A	1,217	20,884
Cavco Industries, Inc.(a)	129	40,977
Celsius Holdings, Inc.(a)	341	25,428
Centerspace, REIT	103	11,423
Central Garden & Pet Co.(a)	226	11,894
Central Garden & Pet Co., Class A(a)	249	11,915
Central Pacific Financial Corp.	669	18,846
Century Aluminum Co.(a)	1,504	24,906
Century Communities, Inc.	491	40,159
CEVA, Inc.(a)	1,899	82,113
Chart Industries, Inc.(a)	125	19,936
Chatham Lodging Trust, REIT(a)	1,589	21,801
Cheesecake Factory, Inc.(a)	566	22,159
Chefs' Warehouse, Inc.(a)	2,369	78,888
Chesapeake Utilities Corp.	694	101,192
Chico's FAS, Inc.(a)	3,835	20,632
Children's Place, Inc.(a)	232	18,395
Chuy's Holdings, Inc.(a)	818	24,638
Cinemark Holdings, Inc.(a)	2,943	47,441
CIRCOR International, Inc.(a)	759	20,630
City Holding Co.	229	18,730
Civitas Resources, Inc.	425	20,812
Clearwater Paper Corp.(a)	1,513	55,482
Coca-Cola Consolidated, Inc.	44	27,244
Cogent Communications Holdings, Inc.	1,099	80,425
Coherus Biosciences, Inc.(a)	3,307	52,780
Cohu, Inc.(a)	774	29,482
Collegium Pharmaceutical, Inc.(a)	1,848	34,521
Columbia Banking System, Inc.	109	3,566
Comfort Systems USA, Inc.	323	31,958
Community Bank System, Inc.	481	35,825
Community Health Systems, Inc.(a)	3,915	52,109
Community Healthcare Trust, Inc., REIT	1,871	88,442
Computer Programs and Systems, Inc.(a)	1,454	42,602
Comtech Telecommunications Corp.	2,530	59,936
CONMED Corp.	305	43,237
Conn's, Inc.(a)	2,204	51,838
Consensus Cloud Solutions, Inc.(a)	2,185	126,446
CONSOL Energy, Inc.(a)	967	21,961
Consolidated Communications Holdings, Inc.(a)	10,592	79,228
Cooper-Standard Holdings, Inc.(a)	1,196	26,802
Corcept Therapeutics, Inc.(a)	2,217	43,897
Core Laboratories N.V.	673	15,015
CoreCivic, Inc.(a)	3,231	32,213
CorVel Corp.(a)	514	106,912
Security Description	Shares	Value
Covetrus, Inc.(a)	4,597	$91,802
Cross Country Healthcare, Inc.(a)	463	12,853
CryoLife, Inc.(a)	757	15,405
CSG Systems International, Inc.	999	57,562
CTS Corp.	1,184	43,476
Customers Bancorp, Inc.(a)	63	4,118
Cutera, Inc.(a)	1,108	45,783
CVB Financial Corp.	171	3,661
Cytokinetics, Inc.(a)	769	35,051
Dave & Buster's Entertainment, Inc.(a)	904	34,714
Deluxe Corp.	1,256	40,330
Designer Brands, Inc., Class A(a)	1,722	24,470
DiamondRock Hospitality Co., REIT(a)	2,236	21,488
Diebold Nixdorf, Inc.(a)	6,451	58,382
Digi International, Inc.(a)	2,550	62,653
Dime Community Bancshares, Inc.	108	3,797
Dine Brands Global, Inc.	291	22,061
Diodes, Inc.(a)	1,545	169,656
Diversified Healthcare Trust, REIT	30,568	94,455
DMC Global, Inc.(a)	155	6,140
Donnelley Financial Solutions, Inc.(a)	1,857	87,539
Dorian LPG Ltd.	3,262	41,395
Dorman Products, Inc.(a)	279	31,530
Douglas Elliman, Inc.	1,280	14,720
Dril-Quip, Inc.(a)	826	16,256
DXP Enterprises, Inc.(a)	744	19,098
Eagle Bancorp, Inc.	66	3,850
Eagle Pharmaceuticals, Inc.(a)	909	46,286
Easterly Government Properties, Inc., REIT	501	11,483
Ebix, Inc.	1,805	54,872
Edgewell Personal Care Co.	1,400	63,994
eHealth, Inc.(a)	1,077	27,463
El Pollo Loco Holdings, Inc.(a)	4,723	67,019
elf Beauty, Inc.(a)	1,982	65,822
Ellington Financial, Inc., REIT	595	10,169
Emergent BioSolutions, Inc.(a)	833	36,210
Employers Holdings, Inc.	1,226	50,732
Enanta Pharmaceuticals, Inc.(a)	477	35,670
Encore Capital Group, Inc.(a)	521	32,359
Encore Wire Corp.	487	69,690
Endo International PLC(a)	8,761	32,941
Enerpac Tool Group Corp.	937	19,002
Enova International, Inc.(a)	778	31,867
EnPro Industries, Inc.	55	6,054
Ensign Group, Inc.	265	22,249
ePlus, Inc.(a)	750	40,410
ESCO Technologies, Inc.	247	22,228
Essential Properties Realty Trust, Inc., REIT	407	11,734
Ethan Allen Interiors, Inc.	986	25,922
EVERTEC, Inc.	1,128	56,377
EW Scripps Co., Class A	2,486	48,104
ExlService Holdings, Inc.(a)	305	44,155

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Exponent, Inc.	137	$15,992
Extreme Networks, Inc.(a)	4,615	72,455
EZCORP, Inc., Class A(a)	4,472	32,959
Fabrinet(a)	324	38,384
FARO Technologies, Inc.(a)	309	21,636
FB Financial Corp.	85	3,725
Federal Signal Corp.	1,125	48,757
Ferro Corp.(a)	641	13,993
Fiesta Restaurant Group, Inc.(a)	6,465	71,180
First BanCorp	2,684	36,986
First Bancorp/Southern Pines NC	79	3,612
First Commonwealth Financial Corp.	241	3,878
First Financial Bancorp	152	3,706
First Hawaiian, Inc.	130	3,553
First Midwest Bancorp, Inc.	1,772	36,291
Flagstar Bancorp, Inc.	380	18,217
FormFactor, Inc.(a)	643	29,398
Forrester Research, Inc.(a)	544	31,949
Forward Air Corp.	203	24,581
Fossil Group, Inc.(a)	3,957	40,718
Four Corners Property Trust, Inc., REIT	491	14,440
Franklin BSP Realty Trust, Inc.	648	9,681
Franklin Electric Co., Inc.	224	21,181
Franklin Street Properties Corp., REIT	3,733	22,211
Fresh Del Monte Produce, Inc.	1,368	37,757
Fulgent Genetics, Inc.(a)	338	33,999
FutureFuel Corp.	5,574	42,585
Gannett Co., Inc.(a)	6,148	32,769
GCP Applied Technologies, Inc.(a)	164	5,192
Genesco, Inc.(a)	389	24,962
Gentherm, Inc.(a)	503	43,711
Genworth Financial, Inc., Class A(a)	15,154	61,374
GEO Group, Inc., REIT	4,313	33,426
Getty Realty Corp., REIT	436	13,991
Gibraltar Industries, Inc.(a)	189	12,603
G-III Apparel Group Ltd.(a)	2,260	62,466
Glatfelter Corp.	1,032	17,750
Glaukos Corp.(a)	335	14,887
Global Net Lease, Inc., REIT	1,559	23,822
GMS, Inc.(a)	347	20,858
Granite Construction, Inc.	791	30,612
Granite Point Mortgage Trust, Inc., REIT	870	10,188
Great Western Bancorp, Inc.	110	3,736
Green Dot Corp., Class A(a)	1,561	56,571
Green Plains, Inc.(a)	913	31,736
Greenbrier Companies, Inc.	663	30,425
Greenhill & Co., Inc.	936	16,782
Griffon Corp.	2,766	78,776
Group 1 Automotive, Inc.	176	34,359
Guess?, Inc.	857	20,294
Hanger, Inc.(a)	1,260	22,844
Hanmi Financial Corp.	161	3,812
Security Description	Shares	Value
Harmonic, Inc.(a)	5,760	$67,738
Harmony Biosciences Holdings, Inc.(a)	873	37,225
Harsco Corp.(a)	368	6,149
Haverty Furniture Companies, Inc.	2,648	80,949
Hawaiian Holdings, Inc.(a)	4,301	79,009
Hawkins, Inc.	741	29,232
Haynes International, Inc.	528	21,294
HB Fuller Co.	64	5,184
HCI Group, Inc.	616	51,461
Healthcare Services Group, Inc.	2,508	44,617
HealthStream, Inc.(a)	1,355	35,718
Heartland Express, Inc.	1,380	23,212
Heidrick & Struggles International, Inc.	274	11,982
Helix Energy Solutions Group, Inc.(a)	5,109	15,940
Helmerich & Payne, Inc.	664	15,737
Heritage Financial Corp.	153	3,739
Hersha Hospitality Trust, REIT(a)	2,265	20,770
Heska Corp.(a)	168	30,658
Hibbett, Inc.	442	31,793
Hillenbrand, Inc.	742	38,577
Hilltop Holdings, Inc.	804	28,253
HNI Corp.	587	24,683
HomeStreet, Inc.	73	3,796
Hope Bancorp, Inc.	248	3,648
Horace Mann Educators Corp.	1,619	62,655
Hub Group, Inc., Class A(a)	279	23,503
Ichor Holdings Ltd.(a)	414	19,056
Independence Realty Trust, Inc., REIT	452	11,675
Independent Bank Corp.	45	3,669
Independent Bank Group, Inc.	50	3,607
Industrial Logistics Properties Trust, REIT	483	12,099
Innospec, Inc.	58	5,240
Innovative Industrial Properties, Inc., REIT	41	10,779
Innoviva, Inc.(a)	2,534	43,711
Inogen, Inc.(a)	2,072	70,448
Insight Enterprises, Inc.(a)	204	21,746
Installed Building Products, Inc.	178	24,870
Insteel Industries, Inc.	1,638	65,209
Integer Holdings Corp.(a)	167	14,294
Inter Parfums, Inc.	651	69,592
InterDigital, Inc.	1,218	87,245
Interface, Inc.	872	13,908
Invesco Mortgage Capital, Inc., REIT	3,433	9,544
Investors Bancorp, Inc.	242	3,666
iRobot Corp.(a)	370	24,376
iStar, Inc., REIT	970	25,055
Itron, Inc.(a)	340	23,297
J & J Snack Foods Corp.	157	24,800
James River Group Holdings Ltd.	1,998	57,562
John B Sanfilippo & Son, Inc.	256	23,081
John Bean Technologies Corp.	229	35,165
Joint Corp.(a)	300	19,707

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Kaiser Aluminum Corp.	61	$5,730
Kaman Corp.	503	21,704
KAR Auction Services, Inc.(a)	2,209	34,505
Kelly Services, Inc., Class A	693	11,622
KKR Real Estate Finance Trust, Inc., REIT	174	3,624
Knowles Corp.(a)	2,834	66,174
Kontoor Brands, Inc.	1,171	60,014
Koppers Holdings, Inc.(a)	868	27,168
Korn Ferry	151	11,435
Kraton Corp.(a)	596	27,607
Kulicke & Soffa Industries, Inc.	278	16,830
Lakeland Financial Corp.	475	38,066
Lantheus Holdings, Inc.(a)	1,021	29,497
Laredo Petroleum, Inc.(a)	356	21,406
La-Z-Boy, Inc.	692	25,127
LCI Industries	195	30,395
LeMaitre Vascular, Inc.	285	14,316
LendingTree, Inc.(a)	249	30,527
Lexington Realty Trust, REIT	727	11,356
LGI Homes, Inc.(a)	258	39,856
Ligand Pharmaceuticals, Inc.(a)	380	58,695
Lindsay Corp.	199	30,248
Liquidity Services, Inc.(a)	6,220	137,338
Livent Corp.(a)	191	4,657
LivePerson, Inc.(a)	1,366	48,794
Loyalty Ventures, Inc.(a)	593	17,832
LTC Properties, Inc., REIT	636	21,713
Lumber Liquidators Holdings, Inc.(a)	4,739	80,895
M/I Homes, Inc.(a)	641	39,857
Mack-Cali Realty Corp., REIT(a)	1,299	23,876
Magellan Health, Inc.(a)	530	50,345
ManTech International Corp., Class A	599	43,685
Marcus & Millichap, Inc.(a)	583	30,001
Marcus Corp.(a)	2,756	49,222
MarineMax, Inc.(a)	623	36,782
Marten Transport Ltd.	1,412	24,230
Matador Resources Co.	625	23,075
Materion Corp.	232	21,330
Matson, Inc.	276	24,848
Matthews International Corp., Class A	461	16,905
MaxLinear, Inc.(a)	2,224	167,667
MDC Holdings, Inc.	744	41,538
Medifast, Inc.	383	80,212
MEDNAX, Inc.(a)	1,915	52,107
Mercer International, Inc.	1,533	18,381
Meridian Bioscience, Inc.(a)	1,547	31,559
Merit Medical Systems, Inc.(a)	218	13,581
Meritage Homes Corp.(a)	340	41,500
Meritor, Inc.(a)	830	20,567
Mesa Laboratories, Inc.	85	27,888
Meta Financial Group, Inc.	584	34,841
Methode Electronics, Inc.	952	46,810
Security Description	Shares	Value
MGP Ingredients, Inc.	989	$84,055
Middlesex Water Co.	927	111,518
ModivCare, Inc.(a)	150	22,243
Monarch Casino & Resort, Inc.(a)	449	33,204
Monro, Inc.	618	36,011
Moog, Inc., Class A	274	22,186
Motorcar Parts of America, Inc.(a)	3,286	56,092
Movado Group, Inc.	993	41,537
Mr Cooper Group, Inc.(a)	661	27,504
Mueller Industries, Inc.	360	21,370
Myers Industries, Inc.	295	5,903
MYR Group, Inc.(a)	285	31,507
Myriad Genetics, Inc.(a)	837	23,101
Nabors Industries Ltd.(a)	169	13,704
National Bank Holdings Corp., Class A	812	35,679
National Beverage Corp.	467	21,169
National Presto Industries, Inc.	603	49,464
Natus Medical, Inc.(a)	1,197	28,405
NBT Bancorp, Inc.	98	3,775
Neenah, Inc.	384	17,772
Nektar Therapeutics(a)	3,385	45,731
NeoGenomics, Inc.(a)	651	22,212
NETGEAR, Inc.(a)	2,179	63,649
NetScout Systems, Inc.(a)	1,947	64,407
New York Mortgage Trust, Inc., REIT	2,701	10,048
NexPoint Residential Trust, Inc., REIT	140	11,736
NextGen Healthcare, Inc.(a)	2,054	36,541
NMI Holdings, Inc., Class A(a)	3,040	66,424
Northfield Bancorp, Inc.	208	3,361
Northwest Bancshares, Inc.	1,344	19,031
Northwest Natural Holding Co.	1,989	97,023
NOW, Inc.(a)	1,900	16,226
NV5 Global, Inc.(a)	248	34,254
Oceaneering International, Inc.(a)	1,359	15,370
ODP Corp.(a)	856	33,624
Office Properties Income Trust, REIT	985	24,467
OFG Bancorp	1,441	38,273
O-I Glass, Inc.(a)	1,567	18,851
Oil States International, Inc.(a)	3,053	15,173
Old National Bancorp	205	3,715
Olympic Steel, Inc.	950	22,325
Omnicell, Inc.(a)	232	41,862
OneSpan, Inc.(a)	6,234	105,542
Onto Innovation, Inc.(a)	297	30,065
OptimizeRx Corp.(a)	583	36,210
OraSure Technologies, Inc.(a)	3,343	29,051
Organogenesis Holdings, Inc.(a)	7,417	68,533
Orion Office REIT, Inc.(a)	1,252	23,375
Orthofix Medical, Inc.(a)	2,377	73,901
OSI Systems, Inc.(a)	227	21,156
Owens & Minor, Inc.	2,023	88,000
Oxford Industries, Inc.	208	21,116

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	94	$3,763
Pacira BioSciences, Inc.(a)	733	44,105
Palomar Holdings, Inc.(a)	970	62,827
Par Pacific Holdings, Inc.(a)	2,936	48,415
Park Aerospace Corp.	385	5,082
Park National Corp.	27	3,707
Patrick Industries, Inc.	422	34,051
Patterson-UTI Energy, Inc.	1,827	15,438
PBF Energy, Inc., Class A(a)	3,212	41,660
PC Connection, Inc.	468	20,185
PDC Energy, Inc.	482	23,512
PDF Solutions, Inc.(a)	1,201	38,180
Penn Virginia Corp., Class A(a)	833	22,424
Pennant Group, Inc.(a)	1,016	23,449
PennyMac Mortgage Investment Trust, REIT	572	9,913
Perdoceo Education Corp.(a)	2,716	31,940
Perficient, Inc.(a)	298	38,528
PetMed Express, Inc.	3,279	82,828
PGT Innovations, Inc.(a)	1,137	25,571
Phibro Animal Health Corp., Class A	2,887	58,953
Photronics, Inc.(a)	1,087	20,490
Piper Sandler Companies	101	18,029
Pitney Bowes, Inc.	3,467	22,986
Plantronics, Inc.(a)	2,920	85,673
Plexus Corp.(a)	1,340	128,493
Powell Industries, Inc.	2,187	64,495
PRA Group, Inc.(a)	679	34,093
Preferred Bank	52	3,733
Prestige Consumer Healthcare, Inc.(a)	970	58,830
PriceSmart, Inc.	1,040	76,097
ProAssurance Corp.	2,073	52,447
Progress Software Corp.	1,021	49,284
ProPetro Holding Corp.(a)	1,839	14,896
Proto Labs, Inc.(a)	840	43,134
Provident Financial Services, Inc.	154	3,730
Quaker Chemical Corp.	23	5,308
Quanex Building Products Corp.	1,123	27,828
QuinStreet, Inc.(a)	927	16,862
RadNet, Inc.(a)	761	22,914
Rambus, Inc.(a)	2,872	84,408
Range Resources Corp.(a)	1,284	22,894
Rayonier Advanced Materials, Inc.(a)	2,308	13,179
RE/MAX Holdings, Inc., Class A	953	29,057
Ready Capital Corp., REIT	221	3,454
Realogy Holdings Corp.(a)	1,699	28,560
Red Robin Gourmet Burgers, Inc.(a)	1,385	22,894
Redwood Trust, Inc., REIT	1,354	17,859
REGENXBIO, Inc.(a)	864	28,253
Renasant Corp.	501	19,013
Renewable Energy Group, Inc.(a)	916	38,875
Rent-A-Center, Inc.	831	39,921
Resideo Technologies, Inc.(a)	957	24,911
Security Description	Shares	Value
Resources Connection, Inc.	964	$17,198
Retail Opportunity Investments Corp., REIT	739	14,484
REX American Resources Corp.(a)	355	34,080
Rogers Corp.(a)	18	4,914
RPC, Inc.(a)	3,576	16,235
RPT Realty, REIT	1,052	14,076
Ruth's Hospitality Group, Inc.(a)	1,214	24,159
S&T Bancorp, Inc.	116	3,656
Safehold, Inc., REIT	154	12,297
Safety Insurance Group, Inc.	788	67,004
Sally Beauty Holdings, Inc.(a)	1,588	29,314
Sanmina Corp.(a)	3,207	132,962
Saul Centers, Inc., REIT	269	14,262
ScanSource, Inc.(a)	608	21,329
Scholastic Corp.	827	33,047
Schweitzer-Mauduit International, Inc.	598	17,880
Seacoast Banking Corp. of Florida	107	3,787
Select Medical Holdings Corp.	1,704	50,098
Selectquote, Inc.(a)	3,064	27,760
Seneca Foods Corp., Class A(a)	784	37,593
Service Properties Trust, REIT	2,257	19,839
ServisFirst Bancshares, Inc.	42	3,567
Shake Shack, Inc., Class A(a)	833	60,109
Shenandoah Telecommunications Co.	3,276	83,538
Shoe Carnival, Inc.	636	24,855
Shutterstock, Inc.	1,119	124,075
Signet Jewelers Ltd.	470	40,904
Simmons First National Corp., Class A	120	3,550
Simply Good Foods Co.(a)	604	25,108
Simulations Plus, Inc.	724	34,245
SiriusPoint Ltd.(a)	7,595	61,747
SITE Centers Corp., REIT	908	14,374
SkyWest, Inc.(a)	2,024	79,543
Sleep Number Corp.(a)	326	24,972
SM Energy Co.	755	22,257
SMART Global Holdings, Inc.(a)	1,357	96,333
Sonic Automotive, Inc., Class A	702	34,714
South Jersey Industries, Inc.	3,790	98,995
Southside Bancshares, Inc.	86	3,597
Southwestern Energy Co.(a)	4,547	21,189
SpartanNash Co.	3,066	78,980
Spectrum Pharmaceuticals, Inc.(a)	29,181	37,060
SPS Commerce, Inc.(a)	360	51,246
SPX Corp.(a)	1,037	61,888
SPX FLOW, Inc.	243	21,015
St Joe Co.	219	11,399
Standard Motor Products, Inc.	1,207	63,235
Standex International Corp.	720	79,675
Stepan Co.	118	14,666
Steven Madden Ltd.	858	39,871
Stewart Information Services Corp.	744	59,319
StoneX Group, Inc.(a)	1,390	85,137

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

Security Description	Shares	Value
Strategic Education, Inc.	566	$32,737
Sturm Ruger & Co., Inc.	1,291	87,814
Summit Hotel Properties, Inc., REIT(a)	2,195	21,423
SunCoke Energy, Inc.	3,229	21,279
Supernus Pharmaceuticals, Inc.(a)	1,153	33,621
Surmodics, Inc.(a)	320	15,408
Sylvamo Corp.(a)	587	16,371
Tabula Rasa HealthCare, Inc.(a)	3,118	46,770
Tactile Systems Technology, Inc.(a)	3,605	68,603
Talos Energy, Inc.(a)	2,478	24,284
Tanger Factory Outlet Centers, Inc., REIT	698	13,457
TechTarget, Inc.(a)	177	16,932
Telephone and Data Systems, Inc.	6,270	126,340
Tennant Co.	454	36,792
Thryv Holdings, Inc.(a)	831	34,179
TimkenSteel Corp.(a)	1,391	22,951
Titan International, Inc.(a)	733	8,034
Tivity Health, Inc.(a)	819	21,654
Tompkins Financial Corp.	47	3,928
Tootsie Roll Industries, Inc.	595	21,557
Tredegar Corp.	1,216	14,373
TreeHouse Foods, Inc.(a)	575	23,305
Trinseo PLC	258	13,535
Triumph Bancorp, Inc.(a)	284	33,819
Triumph Group, Inc.(a)	1,152	21,347
TrueBlue, Inc.(a)	428	11,843
Trupanion, Inc.(a)	433	57,169
TrustCo Bank Corp. NY	556	18,520
Trustmark Corp.	113	3,668
TTEC Holdings, Inc.	139	12,586
TTM Technologies, Inc.(a)	4,381	65,277
Tupperware Brands Corp.(a)	5,333	81,542
Two Harbors Investment Corp., REIT	1,723	9,942
UFP Industries, Inc.	685	63,027
Ultra Clean Holdings, Inc.(a)	333	19,101
Unifi, Inc.(a)	585	13,543
UniFirst Corp.	201	42,290
uniQure N.V.(a)	984	20,408
Unisys Corp.(a)	2,143	44,081
United Community Banks, Inc.	104	3,738
United Fire Group, Inc.	2,193	50,856
United Natural Foods, Inc.(a)	1,426	69,988
Uniti Group, Inc., REIT	846	11,852
Unitil Corp.	2,099	96,533
Universal Corp.	1,644	90,288
Universal Electronics, Inc.(a)	2,197	89,528
Universal Health Realty Income Trust, REIT	188	11,180
Universal Insurance Holdings, Inc.	3,946	67,082
Urstadt Biddle Properties, Inc., REIT, Class A	701	14,931
Security Description	Shares	Value
US Ecology, Inc.(a)	1,202	$38,392
US Physical Therapy, Inc.	219	20,925
US Silica Holdings, Inc.(a)	1,669	15,689
USANA Health Sciences, Inc.(a)	223	22,568
Vanda Pharmaceuticals, Inc.(a)	2,629	41,249
Varex Imaging Corp.(a)	978	30,856
Vector Group Ltd.	7,820	89,774
Veeco Instruments, Inc.(a)	703	20,014
Vera Bradley, Inc.(a)	4,981	42,388
Vericel Corp.(a)	1,879	73,845
Veritex Holdings, Inc.	91	3,620
Veritiv Corp.(a)	160	19,611
Viad Corp.(a)	361	15,447
Viavi Solutions, Inc.(a)	1,676	29,531
Virtus Investment Partners, Inc.	284	84,376
Vista Outdoor, Inc.(a)	2,092	96,378
Vonage Holdings Corp.(a)	4,817	100,145
Wabash National Corp.	1,617	31,564
Walker & Dunlop, Inc.	186	28,064
Warrior Met Coal, Inc.	920	23,653
Washington Real Estate Investment Trust, REIT	438	11,322
Watts Water Technologies, Inc., Class A	109	21,165
WD-40 Co.	61	14,923
Westamerica BanCorp	540	31,174
Whitestone REIT	1,436	14,547
Winnebago Industries, Inc.	913	68,402
WisdomTree Investments, Inc.	13,039	79,799
Wolverine World Wide, Inc.	1,305	37,597
World Acceptance Corp.(a)	135	33,133
World Fuel Services Corp.	1,516	40,129
WSFS Financial Corp.	74	3,709
WW International, Inc.(a)	2,005	32,341
Xencor, Inc.(a)	817	32,778
Xenia Hotels & Resorts, Inc., REIT(a)	1,206	21,841
Xperi Holding Corp.	4,119	77,890
Zumiez, Inc.(a)	1,301	62,435
Zynex, Inc.(a)	6,348	63,290
TOTAL INVESTMENTS—99.8% (Cost $17,064,807)		21,363,533
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		46,475
NET ASSETS—100.0%		$21,410,008

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2021

INDUSTRY BREAKDOWN
As of December 31, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	3.6%
Healthcare Providers and Facilities	3.5
Gas and Water Utilities	2.8
Commercial Hardware	2.7
Marketed Pharmaceuticals	2.5
Real Estate Banking	2.5
Transaction Services	2.5
Commercial Insurance	2.4
Home Office and Consumer Equipment Manufacture	2.4
Operators and Developers	2.4
Management and IT Services	2.4
Digital Integrated Circuits	2.4
Auto Products	2.4
Upstream Energy	2.4
Rental	2.3
Consumer Insurance	2.3
Telecommunication Networks	2.3
Content Providers	2.3
Transportation Services	2.3
Medical Devices	2.3
Non Real Estate Banking	2.3
Hospital Equipment	2.2
Home Office and Consumer Equipment Retail	2.2
Mechanical Components	2.1
Investment Services	1.9
Information and Electrical Components	1.8
Production Equipment	1.8
Restaurants	1.8
Food Distributors	1.8
Distribution Services	1.8
Specialty Services	1.8
Other Pharmaceuticals	1.6
Semiconductor Services and Equipment	1.5
Contract Electronics Services	1.4
Chemicals	1.3
Apparel Retailers	1.3
Business Software for Specific Industries	1.3
Alcohol and Tobacco	1.2
Online Distribution Networks	1.2
Primary Foods	1.2
Branded Apparel	1.1
Metals	1.1
Processed Foods	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.0%
Accessories and Footwear	1.0
Personal Products	0.9
Electric Regulated	0.9
Other Natural Resources	0.9
Healthcare Products Distribution	0.8
End User Hardware	0.8
Analog and Mixed Signal Integrated Circuits	0.8
Industrial Conglomerates	0.7
Clinical Stage Pharmaceuticals	0.7
Downstream	0.6
Internet Services	0.6
Search and Social Networks	0.5
Brokers and Dealers	0.4
Drugstores	0.4
Medical Research Services and Equipment	0.3
Consumer Paper Products	0.3
Healthcare Insurance	0.2
Midstream	0.2
Consumer Services	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
December 31, 2021

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.8%
Syntax Stratified Large Cap ETF(a)	202,953	$14,471,787
Syntax Stratified MidCap ETF(a)	41,945	1,708,961
Syntax Stratified SmallCap ETF(a)	16,179	815,106
TOTAL INVESTMENTS—99.8% (Cost $14,991,144)		16,995,854
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		36,574
NET ASSETS—100.0%		$17,032,428

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value March 18, 2021*	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2021	Shares as of December 31, 2021	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$17,847,256	$(5,766,864)	$399,208	$1,992,187	$14,471,787	202,953	$158,260	$—
Syntax Stratified MidCap ETF	—	2,261,005	(624,483)	21,588	50,851	1,708,961	41,945	24,361	14,946
Syntax Stratified SmallCap ETF	—	1,155,189	(310,320)	8,565	(38,328)	815,106	16,179	57,907	—
Total	$—	$21,263,450	$(6,701,667)	$429,361	$2,004,710	$16,995,854	261,077	$240,528	$14,946

*	Commencement of operations.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF December 31, 2021
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	85.0%
Mid Cap ETF	10.0
Small Cap ETF	4.8
Other Assets in Excess of Liabilities	0.2
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
December 31, 2021

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—88.7%
Syntax Stratified Large Cap ETF(a)	482,004	$34,369,826
Syntax Stratified MidCap ETF(a)	99,619	4,058,767
Syntax Stratified SmallCap ETF(a)	38,421	1,935,669
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,970,076)		$40,364,262
TOTAL PURCHASED OPTIONS—12.2% (Cost $6,235,982)		$5,568,640
TOTAL INVESTMENTS—100.9% (Cost $43,206,058)		45,932,902
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(405,838)
NET ASSETS—100.0%		$45,527,064

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value June 15, 2021*	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2021	Shares as of December 31, 2021	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$—	$34,586,011	$(3,714,940)	$118,836	$3,379,919	$34,369,826	482,004	$375,861	$—
Syntax Stratified MidCap ETF	—	4,198,311	(261,239)	2,003	119,692	4,058,767	99,619	57,856	35,496
Syntax Stratified SmallCap ETF	—	2,166,836	(124,742)	(1,000)	(105,425)	1,935,669	38,421	137,515	—
Total	$—	$40,951,158	$(4,100,921)	$119,839	$3,394,186	$40,364,262	620,044	$571,232	$35,496

*	Commencement of operations.

ETF=Exchange Traded Fund

Purchased Call Options — 3.1%
Exchange-Traded Options — 3.1%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	448	$21,278,208	$1,120,239	$515	12/15/23	$1,438,976
Total						$1,438,976

Purchased Put Options — 9.1%
Exchange-Traded Options — 9.1%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	896	$42,556,416	$5,115,743	$455	12/15/23	$4,129,664
Total						$4,129,664
Total Purchased Options — 12.2%						$5,568,640

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
December 31, 2021

Written Call Options — (1.2)%
Exchange-Traded Options — (1.2)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	448	$21,278,208	$(416,398)	$575	12/15/23	$(544,320)
Total						$(544,320)
PORTFOLIO COMPOSITION
AS OF December 31, 2021
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	75.5%
Mid Cap ETF	8.9
Small Cap ETF	4.3
Purchased Options	12.2
Written Options	(1.2)
Other Assets in Excess of Liabilities	0.3
Total	100.0%
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2021

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$108,463,213	$10,165,500	$21,363,533
Total Investments	108,463,213	10,165,500	21,363,533
Cash	149,934	12,126	39,640
Receivable from investments sold	—	—	30,575
Dividends receivable	99,048	6,516	11,978
Total Assets	108,712,195	10,184,142	21,445,726
LIABILITIES
Payable for investments purchased	—	—	28,139
Accrued Management fee	27,214	3,013	7,487
Accrued Other fees	444	42	92
Total Liabilities	27,658	3,055	35,718
NET ASSETS	$108,684,537	$10,181,087	$21,410,008
NET ASSETS CONSISTS OF:
Paid in Capital	$89,736,630	$8,787,422	$17,160,163
Distributable earnings	18,947,907	1,393,665	4,249,845
NET ASSETS	$108,684,537	$10,181,087	$21,410,008
NET ASSET VALUE PER SHARE	$71.27	$40.72	$50.38
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,525,000	250,000	425,000
COST OF INVESTMENTS	$88,367,456	$8,671,266	$17,064,807

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2021

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$5,568,640
Investments in securities of affiliated issuers	16,995,854	40,364,262
Total Investments	16,995,854	45,932,902
Cash	37,164	142,576
Cash at broker	—	10,196
Dividends receivable	—	86
Total Assets	17,033,018	46,085,760
LIABILITIES
Written options, at value	—	544,320
Accrued Management fee	520	14,185
Accrued Other fees	70	191
Total Liabilities	590	558,696
NET ASSETS	$17,032,428	$45,527,064
NET ASSETS CONSISTS OF:
Paid in Capital	$15,016,912	$43,675,469
Distributable earnings	2,015,516	1,851,595
NET ASSETS	$17,032,428	$45,527,064
NET ASSET VALUE PER SHARE	$45.42	$41.39
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	375,000	1,100,000
Investments in securities of unaffiliated issuers	$—	$6,235,982
Investments in securities of affiliated issuers	14,991,144	36,970,076
TOTAL COST OF INVESTMENTS	$14,991,144	$43,206,058
WRITTEN OPTIONS PREMIUM	$—	$416,398
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Year Ended 12/31/21	Year Ended 12/31/21	Year Ended 12/31/21
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $277, $0 and $128, respectively)	$1,369,005	$90,515	$265,395
Total Investment Income	1,369,005	90,515	265,395
EXPENSES
Management fee	362,631	36,644	96,238
Other fees	3,949	398	1,048
Total Expenses	366,580	37,042	97,286
Expense Waiver/Reimbursement	(120,877)	(9,028)	(17,104)
Net Expenses	245,703	28,014	80,182
NET INVESTMENT INCOME (LOSS)	1,123,302	62,501	185,213
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	123,167	60,003	719,903
Net realized gain (loss) from in-kind redemptions of investment securities	5,410,490	427,188	2,951,797
Net realized gain (loss)	5,533,657	487,191	3,671,700
Net change in unrealized appreciation/depreciation on investments	11,995,507	632,555	422,221
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,529,164	1,119,746	4,093,921
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,652,466	$1,182,247	$4,279,134

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
	For the Period 3/18/21(a) to 12/31/21	For the Period 6/15/21(b) to 12/31/21
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0 and $616, respectively)	$—	$7,653
Dividend income from affiliated investments	240,528	571,232
Total Investment Income	240,528	578,885
EXPENSES
Management fee	108,056	247,484
Other fees	700	1,213
Total Expenses	108,756	248,697
Expense Waiver/Reimbursement	(102,265)	(154,389)
Net Expenses	6,491	94,308
NET INVESTMENT INCOME (LOSS)	234,037	484,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(487,111)
Net realized gain (loss) from transactions in affiliated investment securities	23,689	(13,698)
Net realized gain (loss) from in-kind redemptions of investment securities	—	(1,262,708)
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	405,672	133,537
Capital gain distributions from affiliated investments	14,946	35,496
Net realized gain (loss) from transactions in written options	—	(435,096)
Net realized gain (loss)	444,307	(2,029,580)
Net change in unrealized appreciation/depreciation on investments	—	(667,342)
Net change in unrealized appreciation/depreciation on affiliated investments	2,004,710	3,394,186
Net change in unrealized appreciation/depreciation on written options	—	(127,922)
Net change in unrealized appreciation/depreciation	2,004,710	2,598,922
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,449,017	569,342
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,683,054	$1,053,919

(a)	Fund commenced operations on March 18, 2021.
(b)	Fund commenced operations on June 15, 2021.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/21	For the Period 1/16/20(a) to 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,123,302	$575,720	$62,501	$28,815
Net realized gain (loss)	5,533,657	8,152,095	487,191	9,085
Net change in unrealized appreciation/depreciation	11,995,507	(2,055,792)	632,555	412,868
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,652,466	6,672,023	1,182,247	450,768
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,189,175)	(684,065)	(234,274)	(30,102)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	61,152,050	16,583,551	6,815,911	3,000,000
Cost of Shares Redeemed	(11,919,869)	(42,731,376)	(1,003,463)	—
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	49,232,181	(26,147,825)	5,812,448	3,000,000
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	66,695,472	(20,159,867)	6,760,421	3,420,666
NET ASSETS AT BEGINNING OF PERIOD	41,989,065	62,148,932	3,420,666	—
NET ASSETS AT END OF PERIOD	$108,684,537	$41,989,065	$10,181,087	$3,420,666
SHARE TRANSACTIONS:
Shares sold	950,000	375,000	175,000	100,000
Shares redeemed	(175,000)	(850,000)	(25,000)	—
NET INCREASE (DECREASE)	775,000	(475,000)	150,000	100,000

(a)	Fund commenced operations on January 16, 2020.

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF
	Year Ended 12/31/21	For the Period 5/28/20(a) to 12/31/20	For the Period 3/18/21(b) to 12/31/21	For the Period 6/15/21(c) to 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$185,213	$78,348	$234,037	$484,577
Net realized gain (loss)	3,671,700	2,696,985	444,307	(2,029,580)
Net change in unrealized appreciation/depreciation	422,221	2,574,574	2,004,710	2,598,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,279,134	5,349,907	2,683,054	1,053,919
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,521,147)	(149,507)	(246,920)	(484,945)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	7,862,252	16,028,533	21,000,000	88,308,024
Cost of Shares Redeemed	(6,436,337)	(4,002,827)	(6,403,706)	(43,349,934)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	1,425,915	12,025,706	14,596,294	44,958,090
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	4,183,902	17,226,106	17,032,428	45,527,064
NET ASSETS AT BEGINNING OF PERIOD	17,226,106	—	—	—
NET ASSETS AT END OF PERIOD	$21,410,008	$17,226,106	$17,032,428	$45,527,064
SHARE TRANSACTIONS:
Shares sold	150,000	525,000	525,000	2,200,000
Shares redeemed	(125,000)	(125,000)	(150,000)	(1,100,000)
NET INCREASE	25,000	400,000	375,000	1,100,000

(a)	Fund commenced operations on May 28, 2020.
(b)	Fund commenced operations on March 18, 2021.
(c)	Fund commenced operations on June 15, 2021.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.92	0.88	0.84
Net realized and unrealized gain (loss)	15.14	5.29	10.68
Total from investment operations	16.06	6.17	11.52
Less Distributions from:
Net investment income	(0.78)	(0.82)	(0.79)
Net realized gains	—	(0.09)	—
Net asset value, end of period	$71.27	$55.99	$50.73
Total return(c)	28.76%	12.18%	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.80%(e)
Net expenses(f)	0.30%	0.30%	0.30%(e)
Net investment income (loss)(f)	1.39%	1.83%	1.80%(e)
Portfolio turnover rate(g)	25%	36%	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Year Ended 12/31/21	For the Period 1/16/20(a) to 12/31/20
Net asset value, beginning of period	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.31	0.29
Net realized and unrealized gain (loss)	7.14	4.22
Total from investment operations	7.45	4.51
Less Distributions from:
Net investment income	(0.28)	(0.30)
Net realized gains	(0.66)	—
Net asset value, end of period	$40.72	$34.21
Total return(c)	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%	0.45%(e)
Net expenses(f)	0.34%	0.30%(e)
Net investment income (loss)(f)	0.77%	1.10%(e)
Portfolio turnover rate(g)	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Year Ended 12/31/21	For the Period 5/28/20(a) to 12/31/20
Net asset value, beginning of period	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.45	0.20
Net realized and unrealized gain (loss)	10.44	13.24
Total from investment operations	10.89	13.44
Less Distributions from:
Net investment income	(0.47)	(0.19)
Net realized gains	(3.11)	(0.18)
Net asset value, end of period	$50.38	$43.07
Total return(c)	25.72%	44.82%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%	0.45%(e)
Net expenses(f)	0.37%	0.30%(e)
Net investment income (loss)(f)	0.87%	0.93%(e)
Portfolio turnover rate(g)	40%	40%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified U.S. Total Market ETF
For the Period 3/18/21(a) to 12/31/21
Net asset value, beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.56
Net realized and unrealized gain (loss)	5.52
Total from investment operations	6.08
Less Distributions from:
Net investment income	(0.62)
Net realized gains	(0.04)
Net asset value, end of period	$45.42
Total return(c)	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$17,032
Ratios to average net assets:
Total expenses	0.76%(e)
Net expenses(f)	0.05%(e)
Net investment income (loss)(f)	1.64%(e)
Portfolio turnover rate(g)	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified U.S. Total Market Hedged ETF
For the Period 6/15/21(a) to 12/31/21
Net asset value, beginning of period	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	0.43
Net realized and unrealized gain (loss)	1.00(c)
Total from investment operations	1.43
Less Distributions from:
Net investment income	(0.44)
Net asset value, end of period	$41.39
Total return(d)	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$45,527
Ratios to average net assets:
Total expenses	1.00%(f)
Net expenses(g)	0.38%(f)
Net investment income (loss)(g)	1.96%(f)
Portfolio turnover rate(h)	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
December 31, 2021

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF (each a “Fund”, and collectively, the "Funds"), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (”1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an ”Underlying Fund” and collectively, the ”Syntax Underlying Funds" or "Underlying Funds”), exchange traded funds (”ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments (the "Options Sub-Adviser") utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year or period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020 and the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 (the Transactions). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective Series prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF became the new cost basis for financial reporting purposes.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies–(continued)
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees ("Trustees") of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of December 31, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$108,463,213	$—	$—	$108,463,213
Total	$108,463,213	$—	$—	$108,463,213
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,165,500	$—	$—	$10,165,500
Total	$10,165,500	$—	$—	$10,165,500

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies–(continued)
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$21,363,533	$—	$—	$21,363,533
Total	$21,363,533	$—	$—	$21,363,533
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$16,995,854	$—	$—	$16,995,854
Total	$16,995,854	$—	$—	$16,995,854
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$40,364,262	$—	$—	$40,364,262
Purchased Options	$5,568,640	$—	$—	$5,568,640
Total	$45,932,902	$—	$—	$45,932,902
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(544,320)	$—	$—	$(544,320)
Total	$(544,320)	$—	$—	$(544,320)
Refer to the Schedule of Investments for industry classifications.
Distributions
The Funds declare and distribute dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies–(continued)
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of its ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified SmallCap ETF and Syntax Stratified U.S. Total Market ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year or period ended December 31, 2021.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year or period ended December 31, 2021, and the year or period ended December 31, 2020, the tax character of distributions paid were as follows:
	Year or Period Ended December 31, 2021			Year or Period Ended December 31, 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital
Syntax Stratified LargeCap ETF	$1,189,175	$—	$—	$684,065	$—	$—
Syntax Stratified MidCap ETF	145,195	89,079	—	30,102	—	—
Syntax Stratified SmallCap ETF	1,521,147	—	—	149,507	—	—

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies–(continued)
	Year or Period Ended December 31, 2021			Year or Period Ended December 31, 2020
	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital
Syntax Stratified U.S. Total Market ETF	$246,920	$—	$—	$—	$—	$—
Syntax Stratified U.S. Total Market Hedged ETF	484,945	—	—	—	—	—
Permanent book and tax differences, primarily attributed to book and tax basis of contributed securities, redemptions in-kind, taxable distributions in excess of income, utilization of earnings and profits on shareholder redemptions, and prior year adjustments to estimates resulted in reclassifications. During the year or period ended December 31, 2021, the followings amounts were classified due to permanent differences between book and tax accounting:
	Paid in Capital	Distributable Earnings
Syntax Stratified LargeCap ETF	$5,330,564	(5,330,564)
Syntax Stratified MidCap ETF	420,525	(420,525)
Syntax Stratified SmallCap ETF	3,071,315	(3,071,315)
Syntax Stratified U.S. Total Market ETF	420,618	(420,618)
Syntax Stratified U.S. Total Market Hedged ETF	(1,282,621)	1,282,621
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistrbuted Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward	Post-October Capital Loss Deferrals	Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$—	$—	(1,077,618)	$—	$20,025,525
Syntax Stratified MidCap ETF	—	—	—	(99,244)	1,492,909
Syntax Stratified SmallCap ETF	—	—	—	(47,183)	4,297,028
Syntax Stratified U.S. Total Market ETF	10,806	—	—	—	2,004,710
Syntax Stratified U.S. Total Market Hedged ETF	—	—	(900,422)	—	2,752,017
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
At December 31, 2021, the Funds had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:
	Non-Expiring Long-Term	Non-Expiring Short-Term
Syntax Stratified LargeCap ETF	$1,077,618	$—
Syntax Stratified U.S. Total Market Hedged ETF	—	900,422

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  2—Significant Accounting Policies–(continued)
At December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$88,437,688	$20,792,524	$(766,999)	$20,025,525
Syntax Stratified MidCap ETF	8,672,591	1,698,546	(205,637)	1,492,909
Syntax Stratified SmallCap ETF	17,066,505	5,181,168	(884,140)	4,297,028
Syntax Stratified U.S. Total Market ETF	14,991,144	2,043,037	(38,327)	2,004,710
Syntax Stratified U.S. Total Market Hedged ETF	42,636,565	3,738,095	(986,078)	2,752,017
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  3—Derivative Financial Instruments–(continued)
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2021.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$5,568,640	$5,568,640
Total	$5,568,640	$5,568,640

Liability Derivatives
Location	Equity Contracts	Total
Written options:
Written options, at value	$(544,320)	$(544,320)
Total	$(544,320)	$(544,320)
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the period ended December 31, 2021.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options(a)	$41,952	$41,952
Written options	$(435,096)	$(435,096)
Total	$(393,144)	$(393,144)

(a)	Included in Net realized gain (loss) from transactions in Investment securities in the Statements of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options(a)	$(667,342)	$(667,342)
Written options	$(127,922)	$(127,922)
Total	$(795,264)	$(795,264)

(a)	Included in Net change in unrealized appreciation/depreciation on Investments in the Statements of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the periods ended December 31, 2021.
Options:
Average value of option contracts purchased	$4,700,862
Average value of option contracts written	(595,456)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  4—Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year or period ended December 31, 2021, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$19,592,754	$19,554,108
Syntax Stratified MidCap ETF	3,962,503	4,103,821
Syntax Stratified SmallCap ETF	8,420,299	9,666,915
Syntax Stratified U.S. Total Market ETF	21,263,450	297,935
Syntax Stratified U.S. Total Market Hedged ETF	49,410,913	39,688,370
For the year or period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains (losses) in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$61,016,474	$11,925,225
Syntax Stratified MidCap ETF	6,802,647	998,523
Syntax Stratified SmallCap ETF	7,846,904	6,438,717
Syntax Stratified U.S. Total Market ETF	—	6,403,732
Syntax Stratified U.S. Total Market Hedged ETF	78,788,053	43,673,625
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%(a)
Syntax Stratified U.S. Total Market Hedged ETF	1.00%

(a)	Prior to May 1, 2021, the management fee rate was 0.79%.
Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2023. The Advisor reimbursed management fees of $44,163 and $67,770 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%(a)
Syntax Stratified SmallCap ETF	0.40%(a)
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%

(a)	Prior to May 1, 2021, the expense limitation was 0.30%.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  6—Fund Fees and Expenses–(continued)
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year or period ended December 31, 2021 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$120,877
Syntax Stratified MidCap ETF	9,028
Syntax Stratified SmallCap ETF	17,104
Syntax Stratified U.S. Total Market ETF	58,102
Syntax Stratified U.S. Total Market Hedged ETF	86,619
Subject to approval by the Funds’ Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At December 31, 2021, the waivers and reimbursements subject to repayment is as follows:
	2022	2023	2024
Syntax Stratified LargeCap ETF	$262,321	$47,244	$120,877
Syntax Stratified MidCap ETF	—	3,931	9,028
Syntax Stratified SmallCap ETF	—	11,425	17,104
Syntax Stratified U.S. Total Market ETF	—	—	58,102
Syntax Stratified U.S. Total Market Hedged ETF	—	—	86,619
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds. It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS. Syntax Advisors compensates Swan for its services to the Funds.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Advisor cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in each Fund’s portfolio or the potential for success of each Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on each Fund and its investments and could impact each Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to each Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2021

Note  8—Risks–(continued)
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, and Syntax Stratified U.S. Total Market Hedged ETF and Board of Trustees of Syntax ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Syntax ETF Trust comprising the funds listed below (the “Funds”) as of December 31, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and Syntax Stratified SmallCap ETF	For the year ended December 31, 2021
Syntax Stratified U.S. Total Market ETF	For the period from March 18, 2021 (commencement of operations) through December 31, 2021
Syntax Stratified U.S. Total Market Hedged ETF	For the period from June 15, 2021 (commencement of operations) through December 31, 2021
The Funds’ financial statements and financial highlights for the years or periods ended December 31, 2020 and prior, were audited by other auditors whose report dated February 24, 2021, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 1, 2022

Syntax ETF Trust
Other Information
December 31, 2021 (Unaudited)

Federal Tax Information (Unaudited)
The Form 1099-DIV you received in February 2022 showed the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income: For the fiscal year ended December 31, 2021, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF designate approximately $1,367,040, $78,284, $249,185, $184,396 and $442,254, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a tax rate not greater than 20%.
Dividends Received Deduction: Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund’s dividend distribution that qualifies under tax law. Of the fiscal 2021 ordinary income dividends for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedge ETF, 100.00%, 56.28%, 20.30%, 71.29% and 90.04%, respectively, qualify for the corporate dividends received deduction.

Syntax ETF Trust
Other Information  (continued)
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 01, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,088.60	$1.58	$1,023.70	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.35%	$1,029.60	$1.79	$1,023.40	$1.79

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2021 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.40%	$1,001.30	$2.02	$1,023.20	$2.04

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.04%	$1,076.80	$0.21	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.37%	$1,043.80	$1.91	$1,023.30	$1.89

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Trustees and Officers of the Trust

TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	5	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co- founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present).
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Senior Managing Director and Chief Operating Officer, Pinebridge Investments (investment adviser) (2010 to 2016).	5	Director, Daniel J.
Edelman Holding
(2016 to present)
(communications
marketing firm);
Director, Xometry
(advanced manufacturing
platform business)
(2014 to present);
Director, KBL Merger
Corp IV (2017 to
					present) (healthcare acquisition corp).
Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008- 19), Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	5	Trustee, Matthews International Funds (2009 to present).
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Director, Entergy Corp. (2009 to 2015); Principal, The Brattle Group, Inc. (since 1991).	5

Trustees and Officers of the Trust  (continued)

Interested Trustees
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics management company for Syntax Advisors).	5	Director and Co-
Founder, Royalty
Pharma (1996 to
present)
(biopharmaceuticals);
Chairman and Co-
Founder, Cibus
Global, Ltd. (2012 to
present) (gene editing
agriculture);
Director, StageZero
Life Sciences, fka
GeneNews Limited
(2000 to present);
Director, Intra-Cellular
Therapies, Inc.
(since 2014); Director,
FibroGen, Inc.
(1993 to present).
Kathy Cuocolo (1952)	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2021); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 - 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	5	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Trustee, Monterey Capital (2021 to present) (acquisition corp.).
The Statement of Additional Information contains further information about the trustees and is available without charge upon your request by calling (866) 972-4492 (toll-free) or by visiting www.syntaxadvisors.com.
OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990)	President	Since 2021	President, COO, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to present).
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
Brandon Kipp (1983)	Chief Compliance Officer	Since 2019	Director, Foreside Financial Group, LLC (since May 2019);
Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (from July 2017 to May 2019); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017).

Trustees and Officers of the Trust  (continued)

Bill Belitsky (1979)	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021).

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that George Hornig, Richard Lyons and Stewart Myers are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Messrs. Hornig, Lyons and Myers are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Messrs. Hornig, Lyons and Myers as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees..

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31	Fiscal Year Ended 12/31
		2020	2021
(a)	Audit Fees	$87,000	$78,000
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$27,000	$20,000
(d)	All Other Fees(3)	$0	$0
	Total	$114,000	$98,500

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the fund comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the fund comprising the Registrant.

2

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal year ended 2021 was 100%.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Deborah Fuhr, George Hornig, Richard Lyons and Stewart Myers.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, are attached

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 10, 2022

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	March 10, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer